UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1:	Schedule of Investments

Vanguard Pacific Stock Index Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.5%)

Australia (15.7%)
BHP Billiton Ltd.	8,979,918	176,214
Commonwealth Bank of Australia	3,206,524	108,119
National Australia Bank Ltd.	3,920,675	100,564
Australia & New Zealand Bank Group Ltd.	4,571,593	86,193
Westpac Banking Corp., Ltd.	4,583,324	80,678
Westfield Group	3,702,409	49,519
^ Rio Tinto Ltd.	711,137	40,669
Woodside Petroleum Ltd.	1,168,206	40,005
Woolworths Ltd.	2,861,586	37,328
^ Macquarie Bank Ltd.	576,701	29,726
Rinker Group Ltd.	2,340,558	29,681
AMP Ltd.	4,658,003	28,907
QBE Insurance Group Ltd.	1,925,258	28,101
Wesfarmers Ltd.	942,559	27,062
Coles Myer Ltd.	2,941,563	23,204
Suncorp-Metway Ltd.	1,366,589	22,828
Foster's Group Ltd.	5,007,269	19,922
^ Brambles Industries Ltd.	2,422,640	18,212
Insurance Australia Group Ltd.	3,986,744	16,774
Alumina Ltd.	2,908,854	16,607
Newcrest Mining Ltd.	826,538	16,468
Stockland	3,307,858	16,225
^ Telstra Corp. Ltd.	5,290,279	15,935
Macquarie Infrastucture Group	5,895,113	15,708
Australian Gas Light Co., Ltd.	1,142,876	15,532
CSL Ltd.	460,670	15,076
Tabcorp Holdings Ltd.	1,311,070	15,030
Santos Ltd.	1,479,800	14,681
General Property Group	4,532,202	13,854
Orica Ltd.	767,746	12,681
Amcor Ltd.	2,194,532	11,311
Macquarie Goodman Group	3,015,070	11,036
Origin Energy Ltd.	1,974,945	10,911
Transurban Group	1,979,214	10,684
BlueScope Steel Ltd.	1,785,382	10,561
Lend Lease Corp.	898,488	9,857
Boral Ltd.	1,443,856	9,803
Centro Properties Group	2,017,471	9,392
AXA Asia Pacific Holdings Ltd.	2,171,529	8,931
^ Patrick Corp. Ltd.	1,629,669	8,370
James Hardie Industries NV	1,152,520	7,659
Coca-Cola Amatil Ltd.	1,305,957	7,557
John Fairfax Holdings Ltd.	2,313,986	7,425
Sonic Healthcare Ltd.	655,332	7,408
CSR Ltd.	2,275,516	7,286
Qantas Airways Ltd.	2,329,036	7,256
Australian Stock Exchange Ltd.	255,773	6,747
Aristocrat Leisure Ltd.	774,696	6,744
DB RREEF Trust	6,498,428	6,724
Mirvac Group	2,127,031	6,525
Investa Property Group	3,822,043	5,747
Perpetual Trustees Australia Ltd.	100,829	5,510
CFS Gandel Retail Trust	3,788,968	5,465
^ Toll Holdings Ltd.	616,290	5,273
Leighton Holdings Ltd.	340,512	5,212
Alinta Ltd.	635,796	5,208
Babcock & Brown Ltd.	375,598	5,128
Computershare Ltd.	961,837	5,005
Caltex Australia Ltd.	337,947	4,947
Cochlear Ltd.	136,220	4,738
Publishing & Broadcasting Ltd.	336,057	4,207
Lion Nathan Ltd.	736,324	4,163
Symbion Health Ltd.	1,590,729	4,139
OneSteel Ltd.	1,415,736	4,018
Multiplex Group	1,571,932	3,884
Downer EDI Ltd.	687,828	3,837
Billabong International Ltd.	336,255	3,749
Macquarie Airports Group	1,589,267	3,726
Commonwealth Property Office Fund	3,826,743	3,718
Macquarie Communications Infrastructure Group	835,499	3,640
SFE Corp. Ltd.	337,085	3,526
Iluka Resources Ltd.	583,035	3,244
^ Harvey Norman Holdings Ltd.	1,311,908	3,240
ING Industrial Fund	1,846,351	3,110
* Mayne Pharma Ltd.	1,593,978	3,075
Challenger Financial Services Group Ltd.	1,011,165	3,072
Ansell Ltd.	360,045	2,897
^ Paperlinx Ltd.	1,108,804	2,868
Unitab Ltd.	299,350	2,836
^ DCA Group Ltd.	1,003,638	2,723
^ APN News & Media Ltd.	726,760	2,569
Futuris Corp., Ltd.	1,334,487	2,165
Pacific Brands Ltd.	1,255,935	2,084

		1,432,413

Hong Kong (4.9%)
Hutchison Whampoa Ltd.	5,336,220	54,666
Cheung Kong Holdings Ltd.	3,769,092	40,587
Sun Hung Kai Properties Ltd.	3,304,924	34,345
CLP Holdings Ltd.	4,524,499	25,829
Hang Seng Bank Ltd.	1,915,566	25,564
Swire Pacific Ltd. A Shares	2,327,400	21,740
Esprit Holdings Ltd.	2,397,000	20,930
Hong Kong & China Gas Co., Ltd.	9,055,251	19,841
Boc Hong Kong Holdings Ltd.	9,241,800	18,570
Hong Kong Electric Holdings Ltd.	3,471,700	16,747
Hong Kong Exchanges & Clearing Ltd.	2,651,000	12,978
Wharf Holdings Ltd.	3,057,914	11,833
Bank of East Asia Ltd.	3,573,873	11,159
* Link REIT	5,331,500	10,309
Henderson Land Development Co. Ltd.	1,811,324	9,255
New World Development Co., Ltd.	6,305,146	9,225
Hang Lung Properties Ltd.	4,596,300	8,985
Li & Fung Ltd.	4,381,500	8,169
MTR Corp.	3,416,700	7,200
PCCW Ltd.	9,245,769	6,217
* Hutchison Telecommunications International Lt	3,550,673	6,022
Techtronic Industries Co., Ltd.	2,741,500	5,300
* Sino Land Co.	3,734,400	5,234
Cathay Pacific Airways Ltd.	2,517,600	4,625
Shangri-La Asia Ltd.	2,790,962	4,540
Kingboard Chemical Holdings Ltd.	1,373,500	4,433
Hysan Development Co., Ltd.	1,580,811	4,021
Hopewell Holdings Ltd.	1,575,800	3,974
Kerry Properties Ltd.	1,212,227	3,928
Television Broadcasts Ltd.	712,320	3,874
Yue Yuen Industrial (Holdings) Ltd.	1,220,900	3,785
Johnson Electric Holdings Ltd.	3,691,100	3,624
Cheung Kong Infrastructure Holdings Ltd.	1,128,600	3,510
Wing Hang Bank Ltd.	440,009	3,186
ASM Pacific Technology Ltd.	435,500	2,474
Solomon Systech International Ltd.	4,677,314	2,188
Giordano International Ltd.	3,719,600	2,113
Orient Overseas International Ltd.	550,724	1,842
Texwinca Holdings Ltd.	1,492,000	1,116
SCMP Group Ltd.	2,385,346	926
SmarTone Telecommunications Ltd.	707,100	819

		445,683

Japan (75.9%)
Toyota Motor Corp.	7,229,143	373,956
Mitsubishi UFJ Financial Group	18,301	264,020
Mizuho Financial Group, Inc.	24,039	196,748
Sumitomo Mitsui Financial Group, Inc.	14,562	169,983
Takeda Pharmaceutical Co. Ltd.	2,225,920	126,153
Sony Corp.	2,496,164	121,514
Canon, Inc.	1,890,166	113,950
Matsushita Electric Industrial Co., Ltd.	5,220,975	112,889
Honda Motor Co., Ltd.	1,975,500	111,879
Nomura Holdings Inc.	4,428,900	86,423
* Seven and I Holdings Co., Ltd.	2,021,940	85,669
Tokyo Electric Power Co.	2,878,410	72,493
Millea Holdings, Inc.	3,673	70,593
Mitsubishi Corp.	2,943,600	68,795
NTT DoCoMo, Inc.	42,658	68,326
Mitsubishi Estate Co., Ltd.	2,765,000	64,355
Nissan Motor Co., Ltd.	5,658,320	63,505
^ Softbank Corp.	1,848,118	62,232
Nippon Telegraph and Telephone Corp.	13,003	60,132
East Japan Railway Co.	8,511	59,203
Nippon Steel Corp.	15,336,000	56,754
Hitachi Ltd.	8,011,000	56,539
Astellas Pharma Inc.	1,360,598	56,405
Shin-Etsu Chemical Co., Ltd.	972,700	55,345
Orix Corp.	210,058	54,396
Mitsui & Co., Ltd.	3,567,000	51,312
JFE Holdings, Inc.	1,396,300	50,162
Denso Corp.	1,328,000	46,756
Toshiba Corp.	7,252,000	46,392
* Resona Holdings Inc.	11,374	44,685
Kansai Electric Power Co., Inc.	1,927,800	43,350
Sharp Corp.	2,364,000	43,219
Aeon Co., Ltd.	1,634,400	43,113
Hoya Corp.	1,068,800	42,841
Fuji Photo Film Co., Ltd.	1,223,900	42,080
Komatsu Ltd.	2,251,000	41,527
Sumitomo Metal Industries Ltd.	10,225,000	41,461
Mitsui Fudosan Co., Ltd.	1,962,540	41,403
T & D Holdings, Inc.	574,300	40,976
Central Japan Railway Co.	3,926	40,239
Fanuc Co., Ltd.	449,700	39,577
Mitsubishi Electric Corp.	4,839,000	39,345
Fujitsu Ltd.	4,405,000	38,753
Kao Corp.	1,306,661	37,654
Mitsui Sumitomo Insurance Co.	3,029,552	37,158
Daiwa Securities Group Inc.	3,166,850	37,150
Murata Manufacturing Co., Ltd.	507,555	36,702
Asahi Glass Co., Ltd.	2,524,000	36,516
Sumitomo Corp.	2,661,000	36,418
Kyocera Corp.	407,300	36,126
^ Chubu Electric Power Co.	1,475,600	36,087
Japan Tobacco, Inc.	2,254	35,032
Nitto Denko Corp.	413,400	35,000
Sumitomo Trust & Banking Co., Ltd.	3,139,204	34,556
Mitsubishi Heavy Industries Ltd.	7,602,000	34,414
* Daiichi Sankyo Co., Ltd.	1,641,536	34,075
Nintendo Co.	248,300	34,044
Bridgestone Corp.	1,665,859	33,848
KDDI Corp.	6,371	33,689
Nikko Securities Co., Ltd.	2,071,753	32,898
Itochu Corp.	3,770,000	32,019
Tokyo Electron Ltd.	406,430	31,086
NEC Corp.	4,748,812	30,742
Sumitomo Electric Industries Ltd.	1,800,700	29,837
Sompo Japan Insurance Inc.	2,098,000	29,820
Rohm Co., Ltd.	267,300	28,858
Ricoh Co.	1,676,386	28,785
Dai-Nippon Printing Co., Ltd.	1,594,741	28,781
Sumitomo Chemical Co.	3,732,000	28,772
Toray Industries, Inc.	3,329,740	27,787
Secom Co., Ltd.	525,000	27,146
Eisai Co., Ltd.	630,200	26,955
Tokyo Gas Co., Ltd.	5,612,000	26,105
Yahoo Japan Corp.	18,847	25,564
Kubota Corp.	2,600,000	24,846
Nippon Oil Corp.	3,111,479	24,745
Kirin Brewery Co., Ltd.	1,968,048	24,635
Mitsui OSK Lines Ltd.	2,708,000	24,544
Nidec Corp.	267,300	24,466
Bank of Yokohama Ltd.	2,996,000	24,257
Yamada Denki Co., Ltd.	187,516	24,195
Tohoku Electric Power Co.	1,067,000	22,996
Advantest Corp.	186,868	22,952
Kobe Steel Ltd.	6,686,095	22,894
Keyence Corp.	79,980	21,955
TDK Corp.	299,200	21,763
Sumitomo Realty & Development Co.	952,000	21,605
Kyushu Electric Power Co., Inc.	947,000	21,583
Asahi Kasei Corp.	3,061,000	20,854
Daiwa House Industry Co., Ltd.	1,237,000	20,776
SMC Corp.	134,500	20,593
Mitsui Trust Holding Inc.	1,339,400	19,789
Daikin Industries Ltd.	592,800	19,473
Sekisui House Ltd.	1,239,000	19,344
Nippon Yusen Kabushiki Kaisha Co.	2,614,000	19,330
Toppan Printing Co., Ltd.	1,399,000	18,899
Mitsubishi Chemical Holdings Corp.	2,930,500	18,775
Ibiden Co., Ltd.	329,100	18,453
Sumitomo Metal Mining Co.	1,358,000	18,279
Osaka Gas Co., Ltd.	5,030,000	18,125
Marubeni Corp.	3,361,000	17,956
Credit Saison Co., Ltd.	399,500	17,929
Aisin Seiki Co., Ltd.	478,738	17,722
Toyoda Automatic Loom Works Ltd.	488,700	17,708
West Japan Railway Co.	4,249	17,501
Shiseido Co., Ltd.	901,000	17,260
Takefuji Corp.	276,150	16,619
Chiba Bank Ltd.	1,792,000	16,211
Yamato Holdings Co., Ltd.	938,000	16,201
Shinsei Bank, Ltd.	2,372,764	15,840
Nippon Mining Holdings Inc.	1,906,500	15,678
NTT Data Corp.	3,151	15,674
Kinki Nippon Railway Co.	3,824,150	15,670
Tokyu Corp.	2,211,000	15,485
Dentsu Inc.	4,514	15,326
Ajinomoto Co., Inc.	1,464,000	15,206
^ Olympus Corp.	575,000	15,181
Kajima Corp.	2,246,000	14,770
Shizuoka Bank Ltd.	1,438,000	14,700
Marui Co., Ltd.	781,200	14,377
Teijin Ltd.	2,089,000	14,268
Chugai Pharmaceutical Co., Ltd.	693,900	14,088
JS Group Corp.	665,108	14,001
* Furukawa Electric Co.	1,500,000	13,400
JSR Corp.	447,800	13,356
Hokuhoku Financial Group, Inc.	2,733,000	12,922
Promise Co., Ltd.	218,850	12,684
Konica Minolta Holdings, Inc.	1,129,500	12,666
Sega Sammy Holdings Inc.	351,432	12,614
Nippon Electric Glass Co., Ltd.	479,218	12,592
Mitsubishi Materials Corp.	2,410,000	12,487
Omron Corp.	529,300	12,487
Ohbayashi Corp.	1,531,000	12,302
Electric Power Development Co., Ltd.	346,900	12,253
Nippon Express Co., Ltd.	1,993,000	12,169
Sumitomo Heavy Industries Ltd.	1,355,000	12,068
Terumo Corp.	421,200	12,042
^ Fast Retailing Co., Ltd.	132,600	12,024
Mitsui Chemicals, Inc.	1,578,000	11,940
Yamaha Motor Co., Ltd.	463,900	11,923
Shionogi & Co., Ltd.	787,000	11,892
^ Nikon Corp.	692,440	11,855
^ Bank of Fukuoka, Ltd.	1,362,000	11,718
Shimizu Corp.	1,478,000	11,665
OJI Paper Co., Ltd.	1,993,740	11,653
Asahi Breweries Ltd.	925,400	11,631
^ Kawasaki Heavy Industries Ltd.	3,067,000	11,568
^ Taisei Corp.	2,263,000	11,544
Joyo Bank Ltd.	1,726,000	11,495
NGK Spark Plug Co.	458,682	11,453
Hirose Electric Co., Ltd.	74,800	11,354
Mitsui Mining & Smelting Co., Ltd.	1,433,000	11,353
Showa Denko K.K	2,573,000	11,292
Mitsubishi Gas Chemical Co.	965,000	11,086
Tokuyama Corp.	580,000	11,015
JGC Corp.	518,000	10,994
Leopalace21 Corp.	298,200	10,817
Aiful Corp.	159,550	10,771
Kuraray Co., Ltd.	907,000	10,693
NGK Insulators Ltd.	667,000	10,546
Acom Co., Ltd.	179,610	10,302
^ Takashimaya Co.	655,000	10,271
*^ Sanyo Electric Co., Ltd.	3,978,000	10,100
Mitsubishi Securities Co., Ltd.	726,000	10,041
INPEX Corp.	958	9,805
Tobu Railway Co., Ltd.	1,927,000	9,760
Isetan Co.	444,200	9,726
^ Odakyu Electric Railway Co.	1,560,000	9,679
Tokyu Land Corp.	994,000	9,652
Hokkaido Electric Power Co., Ltd.	428,961	9,614
^ Yokogawa Electric Corp.	506,500	9,603
Casio Computer Co.	539,400	9,476
Kaneka Corp.	713,982	9,408
Toyota Tsusho Corp.	389,000	9,306
Matsushita Electric Works, Ltd.	825,000	9,268
Chiyoda Corp.	360,000	9,257
Nippon Paper Group, Inc.	2,351	9,226
Mitsubishi Rayon Co., Ltd.	1,346,000	9,110
Daito Trust Construction Co., Ltd.	194,091	9,101
Koyo Seiko Co., Ltd.	475,923	9,066
*^ Ishikawajima-Harima Heavy Industries Co.	2,750,000	9,006
Sekisui Chemical Co.	1,143,000	8,879
Rakuten, Inc.	10,303	8,796
Taiheiyo Cement Corp.	2,128,000	8,610
^ Softbank Investment Corp.	13,609	8,585
^ Keihin Electric Express Railway Co., Ltd.	1,110,000	8,570
Daido Steel Co., Ltd.	868,000	8,500
Daimaru, Inc.	542,000	8,437
Keio Electric Railway Co., Ltd.	1,363,000	8,336
NSK Ltd.	1,103,000	8,177
Makita Corp.	276,900	8,054
THK Co., Inc.	254,500	8,046
Hitachi Chemical Co., Ltd.	259,100	8,021
Dowa Mining Co. Ltd.	680,000	7,984
^ Citizen Watch Co., Ltd.	898,100	7,979
Office Building Fund of Japan Inc.	899	7,976
Trend Micro Inc.	238,500	7,966
NOK Corp.	258,500	7,939
Sankyo Co., Ltd.	122,000	7,932
Stanley Electric Co.	376,300	7,873
Fujikura Ltd.	798,000	7,871
Amada Co., Ltd.	865,000	7,843
^ NTN Corp.	984,000	7,835
* Namco Bandai Holdings Inc.	519,700	7,822
Yamaha Corp.	439,100	7,711
^ E*Trade Securities Co., Ltd.	2,712	7,646
^ Kawasaki Kisen Kaisha Ltd.	1,187,000	7,624
^ ToneGeneral Sekiyu K.K	739,000	7,563
^ Bank of Kyoto Ltd.	619,000	7,398
CSK Corp.	162,200	7,390
Oriental Land Co., Ltd.	125,200	7,380
Toho Co., Ltd.	353,900	7,326
^ Teikoku Oil Co., Ltd.	498,000	7,223
Toyo Seikan Kaisha Ltd.	404,300	7,210
The Nishi-Nippon City Bank, Ltd.	1,214,307	7,190
Nisshin Steel Co.	2,106,000	7,163
Ushio Inc.	278,200	7,106
Fuji Electric Holdings Co., Ltd.	1,299,000	7,093
Taisho Pharmaceutical Co.	359,000	6,941
Dai-Nippon Ink & Chemicals, Inc.	1,587,000	6,916
^ Hitachi Construction Machinery Co.	244,600	6,751
Seiko Epson Corp.	268,800	6,633
^ Japan Real Estate Investment Corp.	776	6,629
Kurita Water Industries Ltd.	281,100	6,579
Nomura Research Institute, Ltd.	56,048	6,496
Onward Kashiyama Co., Ltd.	346,000	6,483
Kyowa Hakko Kogyo Co.	809,000	6,456
Gunma Bank Ltd.	884,000	6,441
^ Mitsukoshi, Ltd.	1,030,000	6,431
Nissan Chemical Industries, Ltd.	398,000	6,430
MEDICEO Holdings Co., Ltd.	381,482	6,413
Aeon Credit Service Co. Ltd.	71,630	6,411
JAFCO Co., Ltd.	78,400	6,404
The Suruga Bank, Ltd.	497,000	6,397
Nissin Food Products Co., Ltd.	222,800	6,394
Shimamura Co., Ltd.	50,100	6,359
Shinko Securities Co., Ltd.	1,214,000	6,341
Uny Co., Ltd.	401,000	6,294
^ Toto Ltd.	692,000	6,201
ZEON Corp.	423,527	6,112
Tosoh Corp.	1,198,000	6,091
Tanabe Seiyaku Co., Ltd.	568,000	6,089
Alps Electric Co., Ltd.	426,900	6,033
^ Mitsui Engineering & Shipbuilding Co., Ltd.	1,763,000	6,027
Daicel Chemical Industries Ltd.	725,000	5,887
Ube Industries Ltd.	2,107,000	5,787
^ Yakult Honsha Co., Ltd.	264,000	5,783
Tokyo Tatemono Co., Ltd.	602,000	5,753
Benesse Corp.	159,400	5,737
Lawson Inc.	143,800	5,719
All Nippon Airways Co., Ltd.	1,395,000	5,646
Dai-Nippon Screen Manufacturing Co., Ltd.	530,000	5,611
*^ Yaskawa Electric Corp.	463,000	5,547
Kamigumi Co., Ltd.	618,000	5,466
^ Index Corp.	2,634	5,428
77 Bank Ltd.	714,000	5,388
Shimano, Inc.	187,800	5,384
Japan Retail Fund Investment Corp.	639	5,365
^ Pioneer Corp.	380,900	5,364
Kansai Paint Co., Ltd.	577,000	5,349
Sumitomo Rubber Industries Ltd.	392,000	5,343
Denki Kagaku Kogyo K.K	1,167,000	5,326
FamilyMart Co., Ltd.	158,100	5,310
Toyobo Ltd.	1,574,000	5,196
Konami Corp.	225,400	5,105
Nisshin Seifun Group Inc.	481,100	5,093
Susuken Co., Ltd.	151,920	5,092
^ Ito En, Ltd.	73,800	5,062
Minebea Co., Ltd.	844,000	5,058
NHK Spring Co.	399,000	5,017
Nippon Sanso Corp.	655,000	4,975
*^ Sojitz Holdings Corp.	822,600	4,959
Showa Shell Sekiyu K.K	420,600	4,926
Uni-Charm Corp.	103,300	4,887
Nitori Co., Ltd.	45,809	4,858
Santen Pharmaceutical Co. Ltd.	183,600	4,809
Aoyama Trading Co., Ltd.	142,100	4,729
Ryohin Keikaku Co., Ltd.	59,400	4,671
^ Mitsubishi Logistics Corp.	272,000	4,649
^ Hikari Tsushin, Inc.	57,500	4,643
Sanken Electric Co., Ltd.	265,000	4,625
^ Oki Electric Industry Co. Ltd.	1,299,000	4,561
Japan Airlines System Co.	1,631,000	4,555
Hakuhodo DY Holdings Inc.	58,200	4,550
NTT Urban Development Corp.	575	4,499
Nippon Meat Packers, Inc.	428,000	4,475
Tokyo Steel Manufacturing Co.	270,700	4,455
Keisei Electric Railway Co., Ltd.	640,000	4,433
Taiyo Yuden Co., Ltd.	270,000	4,421
Nippon Sheet Glass Co., Ltd.	991,000	4,403
Comsys Holdings Corp.	293,000	4,381
Nisshinbo Industries, Inc.	391,000	4,350
^ Hino Motors, Ltd.	647,000	4,343
Canon Sales Co. Inc.	187,000	4,201
^ Ebara Corp.	707,000	4,066
^ Matsui Securities Co., Ltd.	265,100	4,049
Obic Co., Ltd.	17,350	4,045
Sumitomo Bakelite Co. Ltd.	446,000	4,039
^ Oracle Corp. Japan	80,100	4,029
Meiji Seika Kaisha Ltd.	771,000	4,018
Seino Transportation Co., Ltd.	390,000	3,957
* Elpida Memory Inc.	95,600	3,953
^ Sapparo Holdings Ltd.	706,000	3,930
USS Co., Ltd.	60,530	3,858
^ Mabuchi Motor Co.	70,100	3,765
Nippon Shokubai Co., Ltd.	313,000	3,730
Kikkoman Corp.	370,000	3,722
^ Wacoal Corp.	267,000	3,709
Fuji Television Network, Inc.	1,455	3,636
Nomura Real Estate Office Fund, Inc.	483	3,601
Shimachu Co.	115,536	3,540
Autobacs Seven Co., Ltd.	65,900	3,376
Nippon Kayaku Co., Ltd.	387,000	3,353
^ Skylark Co., Ltd.	206,500	3,294
Kose Corp.	75,900	3,293
Toyo Suisan Kaisha, Ltd.	206,000	3,279
Uniden Corp.	148,000	3,264
^ SFCG Co., Ltd.	14,130	3,235
Gunze Ltd.	483,000	3,210
^ Toyoda Gosei Co., Ltd.	161,000	3,190
Nippon Light Metal Co.	1,145,000	3,183
Glory Ltd.	146,900	3,159
^ Hankyu Department Stores, Inc.	326,000	3,155
Komori Corp.	140,000	3,115
Matsumotokiyoshi Co., Ltd.	99,400	3,043
Sumitomo Osaka Cement Co., Ltd.	964,000	3,039
Net One Systems Co., Ltd.	1,298	3,036
^ NEC Electronics Corp.	91,800	3,020
Alfresa Holdings Corp.	62,700	3,010
Meitec Corp.	85,600	2,995
^ Itochu Techno-Science Corp.	69,500	2,979
^ Nishimatsu Construction Co.	622,000	2,972
Japan Prime Realty Investment Corp.	1,047	2,960
TIS Inc.	90,600	2,914
Kinden Corp.	328,000	2,883
House Foods Industry Corp.	178,500	2,870
Kokuyo Co., Ltd.	192,500	2,855
Amano Corp.	140,700	2,850
Meiji Dairies Corp.	556,000	2,829
Toda Corp.	484,000	2,722
Okumura Corp.	456,000	2,721
Nichirei Corp.	619,000	2,720
^ Sanwa Shutter Corp.	425,000	2,698
^ The Goodwill Group, Inc.	1,032	2,692
Asatsu-DK Inc.	84,100	2,691
Aderans Co. Ltd.	88,900	2,658
^ Takara Holdings Inc.	433,000	2,613
Central Glass Co., Ltd.	426,000	2,581
Circle K Sunkus Co., Ltd.	107,000	2,553
Tokyo Broadcasting System, Inc.	95,300	2,543
Fuji Soft ABC Inc.	74,200	2,486
Hitachi Capital Corp.	124,400	2,381
^ eAccess Ltd.	3,028	2,279
Coca-Cola West Japan Co. Ltd.	102,400	2,272
Rinnai Corp.	87,100	2,227
Q.P. Corp.	252,000	2,211
Yamazaki Baking Co., Ltd.	274,000	2,161
Hitachi Cable Ltd.	418,000	2,125
Katokichi Co., Ltd.	304,700	2,109
Mitsumi Electric Co., Ltd.	164,500	1,940
Tokyo Style Co.	154,000	1,860
^ Kaken Pharmaceutical Co.	193,000	1,564
^ Hitachi Software Engineering Co., Ltd.	81,200	1,473
Ishihara Sangyo Kaisha Ltd.	726,000	1,453
^ Nichii Gakkan Co.	54,440	1,446
^ Ariake Japan Co., Ltd.	48,744	1,391
^ Takuma Co., Ltd.	162,000	1,381
^ Anritsu Corp.	237,000	1,364
^ Sanden Corp.	284,000	1,286

		6,903,259

New Zealand (0.5%)
^ Telecom Corp. of New Zealand Ltd.	4,885,622	18,924
Fletcher Building Ltd.	1,161,400	5,987
Auckland International Airport Ltd.	2,449,164	3,303
Sky City Entertainment Group Ltd.	1,039,724	3,291
Contact Energy Ltd.	716,104	3,197
Fisher & Paykel Healthcare Corp. Ltd.	1,203,815	3,040
* Sky Network Television Ltd.	491,984	2,139
^ Kiwi Income Property Trust	1,753,636	1,524
Fisher & Paykel Appliances Holdings Ltd.	616,272	1,471
* Vector Ltd.	626,109	1,143
Waste Management NZ Ltd.	256,026	1,096
* Tower Ltd.	720,246	1,040
The Warehouse Group Ltd.	353,744	933

		47,088

Singapore (2.5%)
DBS Group Holdings Ltd.	2,811,161	28,447
Oversea-Chinese Banking Corp., Ltd.	6,272,068	26,308
Singapore Telecommunications Ltd.	16,719,880	26,189
United Overseas Bank Ltd.	2,888,567	25,840
Singapore Airlines Ltd.	1,370,362	12,003
Keppel Corp., Ltd.	1,370,750	11,080
Singapore Press Holdings Ltd.	3,938,833	10,434
Capitaland Ltd.	2,722,895	6,658
City Developments Ltd.	1,223,412	6,470
Singapore Technologies Engineering Ltd.	3,280,407	6,053
Fraser & Neave Ltd.	438,900	5,084
Venture Corp. Ltd.	602,000	4,973
ComfortDelgro Corp Ltd.	4,383,586	4,598
Sembcorp Industries Ltd.	2,161,393	3,946
Singapore Exchange Ltd.	1,820,000	3,550
Ascendas REIT	2,268,000	3,045
CapitaMall Trust	2,055,148	3,034
Singapore Post Ltd.	3,307,800	2,383
SembCorp Marine Ltd.	1,264,000	2,317
* STATS ChipPAC Ltd.	3,188,716	2,243
United Overseas Land Ltd.	1,282,556	2,197
Parkway Holdings Ltd.	1,463,640	2,118
* Chartered Semiconductor Manufacturing Ltd.	2,478,000	2,117
Keppel Land Ltd.	889,000	2,091
Jardine Cycle N Carriage Ltd.	288,128	2,021
Neptune Orient Lines Ltd.	1,277,000	1,968
Noble Group Ltd.	2,346,000	1,880
Suntec REIT	2,075,142	1,457
Olam International Ltd.	1,477,000	1,368
Cosco Corp. Singapore Ltd.	1,929,000	1,346
Want Want Holdings Ltd.	1,014,160	1,193
Singapore Land Ltd.	308,000	1,138
Creative Technology Ltd.	134,050	1,101
SMRT Corp. Ltd.	1,503,000	1,075
Singapore Petroleum Co. Ltd.	313,000	1,070
Wing Tai Holdings Ltd.	1,132,000	1,015
Overseas Union Enterprise Ltd.	138,000	934
Allgreen Properties Ltd.	1,149,000	908
Haw Par Brothers International Ltd.	263,193	874
SembCorp Logistics Ltd.	736,290	772
Datacraft Asia Ltd.	601,000	643
MCL Land Ltd.	211,460	226

		224,167

Total Common Stocks
(Cost $6,899,619)		9,052,610

Temporary Cash Investments (5.1%)

Money Market Fund (5.1%)
1 Vanguard Market Liquidity Fund, 4.405%	462,470,885	462,471

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
2 Federal National Mortgage Assn
3 4.419%, 4/12/2006	1,000	991

Total Temporary Cash Investments
(Cost $463,462)		463,462

Total Investments (104.6%)
(Cost $7,363,081)		9,516,072

Other Assets and Liabilities--Net (-4.6%)		(417,415)

Net Assets (100%)		9,098,657

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 Securities with a value of $991,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2006, the cost of investment securities for tax purposes was $7,394,832,000. Net unrealized appreciation of investment securities for tax purposes was $2,121,240,000, consisting of unrealized gains of $2,283,523,000 on securities that had risen in value since their purchase and $162,283,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 4.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Topix Index	222	32,398	1,288

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At January 31, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation (Depreciation)
Contract Settlement Date		Receive		Deliver	($000)

3/15/2006	JPY	3,074,503	USD	26,399	690

JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard European Stock Index Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.7%)

Austria (0.7%)
OMV AG	372,488	26,366
Telekom Austria AG	790,127	19,127
Erste Bank der Oesterreichischen Sparkassen AG	301,944	16,823
*Immofinanz Immobilien Anlagen AG	760,127	7,830
Oesterreichische Elektrizitaetswirtschafts AG Class A	17,406	7,788
Wienerberger AG	142,205	6,271
Voestalpine AG	44,741	5,274
Boehler-Uddeholm AG	22,932	4,433
*Meinl European Land Ltd.	216,721	4,039
Andritz AG	20,475	2,353
Flughafen Wien AG	23,387	1,845
Mayr-Melnhof Karton AG	9,576	1,436
*RHI AG	46,417	1,305

		104,890

Belgium (1.7%)
Fortis Group	2,643,524	91,919
KBC Bank & Verzekerings Holding	413,601	41,510
Dexia	1,237,128	30,390
InBev	410,656	19,325
Groupe Bruxelles Lambert SA	156,106	17,471
Solvay SA	143,284	16,182
Belgacom SA	367,519	11,324
Delhaize Group	160,093	11,001
UCB SA	197,462	9,748
Umicore	54,518	7,172
Colruyt NV	35,722	5,075
Mobistar SA	64,364	4,842
Agfa Gevaert NV	217,849	3,758
Bekaert NV	31,587	3,127
Omega Pharma SA	44,654	2,432
Cofinimmo	13,446	2,170
Barco NV	25,522	2,154
D'Ieteren SA	6,306	1,781
Compagnie Maritime Belge SA	39,290	1,299
Euronav SA	41,245	1,226

		283,906

Denmark (1.0%)
Danske Bank A/S	1,008,647	35,403
Novo Nordisk A/S B Shares	543,542	30,348
AP Moller-Maersk A/S	2,729	27,187
Danisco A/S	111,816	8,534
*^Vestas Wind Systems A/S	373,868	7,367
GN Store Nord A/S	496,979	7,093
DSV, De Sammensluttede Vognmaend A/S	47,261	6,567
Novozymes A/S	113,113	6,282
East Asiatic Co. A/S	43,375	4,383
*Topdanmark A/S	42,006	4,214
Carlsberg A/S B Shares	72,120	4,139
Coloplast A/S B Shares	60,415	3,961
*William Demant A/S	59,345	3,382
H. Lundbeck A/S	127,484	2,841
^Bang & Olufsen A/S B Shares	25,325	2,809
NKT Holding A/S	44,423	2,227
FLS Industries A/S B Shares	61,396	1,832
D/S Torm A/S	32,501	1,601

		160,170

Finland (2.1%)
Nokia Oyj	10,009,256	183,481
UPM-Kymmene Oyj	1,181,251	24,153
Fortum Oyj	985,128	22,000
Stora Enso Oyj R Shares	1,361,399	18,840
Sampo Oyj A Shares	898,777	17,506
* Neste Oil Oyj	289,572	9,364
Metso Oyj	240,599	7,883
Elisa Oyj Class A	357,117	7,040
* Kone Oyj	171,234	6,898
TietoEnator Oyj B Shares	177,266	6,887
YIT-Yhtyma Oyj	140,315	6,692
Rautaruuki Oyj	188,871	5,699
Wartsila Oyj B Shares	132,805	4,347
Kesko Oyj	145,388	4,310
Outokumpu Oyj A Shares	224,972	3,875
Nokian Renkaat Oyj	233,295	3,603
Orion-Yhtyma Oyj B Shares	166,346	3,363
Uponor Oyj	133,831	3,301
* Cargotec Corp.	85,388	3,250
Amer Group Ltd.	160,299	3,087
KCI Konecranes Oyj	30,976	1,697

		347,276

France (14.2%)
Total SA	1,262,710	349,420
Sanofi-Aventis	2,363,080	216,644
BNP Paribas SA	1,783,113	158,849
AXA	3,381,318	114,445
Societe Generale Class A	795,771	105,008
France Telecom SA	3,815,877	86,842
Suez SA	2,246,324	83,069
Vivendi Universal SA	2,152,667	67,368
Carrefour SA	1,273,447	59,959
Groupe Danone	536,861	59,444
L'Oreal SA	669,221	54,257
Schneider Electric SA	510,634	53,317
^L'Air Liquide SA (Registered)	246,030	50,532
LVMH Louis Vuitton Moet Hennessy	553,018	49,836
Credit Agricole SA	1,330,593	46,922
Cie. de St. Gobain SA	701,475	45,982
Lafarge SA	396,364	41,644
Arcelor	1,155,435	40,593
Veolia Environnement	779,874	39,509
Renault SA	418,110	39,400
*Alcatel SA	2,800,362	37,260
Vinci SA	374,046	34,842
Pernod Ricard SA	158,881	29,591
Accor SA	443,317	26,560
STMicroelectronics NV	1,429,756	26,345
Bouygues SA	450,365	24,653
Lagardere S.C.A	271,721	21,627
European Aeronautic Defence and Space Co.	549,538	21,508
PSA Peugeot Citroen	356,733	21,142
Essilor International SA	222,436	19,395
Compagnie Generale des Etablissements Michelin SA	323,697	19,319
*Alstom	248,174	18,818
Pinault-Printemps-Redoute SA	149,539	17,447
Unibail Co.	102,852	15,163
Technip SA	195,879	13,329
Hermes International	50,166	12,909
*Cap Gemini SA	281,768	12,872
Thomson SA	586,812	12,054
Publicis Groupe SA	310,818	11,743
Euronext NV	190,574	11,723
*Atos Origin SA	151,792	11,240
Safran SA	377,371	9,959
Sodexho Alliance SA	215,231	9,744
Vivendi Universal SA ADR	272,160	8,521
Societe Television Francaise 1	265,969	8,439
Thales SA	174,228	8,420
Autoroutes du Sud de la France	130,382	7,967
Dassault Systemes SA	128,138	7,657
Neopost SA	71,946	7,231
PagesJaunes SA	282,723	7,195
CNP Assurances	78,419	6,810
Valeo SA	157,036	6,321
*Business Objects SA	151,835	6,289
Air France	274,473	6,239
Imerys SA	72,128	5,944
Societe des Autoroutes Paris-Rhin-Rhone	76,644	5,661
Zodiac SA	85,832	5,503
Klepierre	52,319	5,172
Etablissements Economiques du Casino Guichard-Perr	87,378	5,149
SCOR SA	1,851,133	4,754
Societe BIC SA	69,327	4,455
*Societe des Autoroutes du Nord et de l'Est de la F	52,084	3,649
Gecina SA	20,824	2,455

		2,326,114

Germany (10.4%)
^Siemens AG	1,810,456	164,893
E.On AG	1,405,974	156,909
Allianz AG	849,005	136,740
Deutsche Bank AG	1,113,940	119,534
SAP AG	499,836	102,601
DaimlerChrysler AG (Registered)	1,730,473	99,244
Deutsche Telekom AG	6,159,690	97,449
BASF AG	1,212,280	95,489
RWE AG	945,271	77,872
Bayer AG	1,483,876	61,979
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	388,709	52,704
Commerzbank AG	1,334,497	45,350
Deutsche Post AG	1,608,114	45,308
Continental AG	295,518	28,750
Deutsche Boerse AG	227,156	28,674
Schering AG	372,646	25,439
Adidas-Salomon AG	113,939	23,814
^Volkswagen AG	397,681	23,564
^ThyssenKrupp AG	813,023	20,729
Hypo Real Estate Holding AG	302,669	19,758
^DaimlerChrysler AG	327,337	18,763
Man AG	318,251	18,291
Metro AG	329,280	16,734
Linde AG	188,645	15,329
Henkel KGaA	134,183	15,023
^Porsche AG	17,749	13,713
Depfa Bank PLC	795,938	13,613
*Infineon Technologies AG	1,437,236	13,521
Puma AG	37,288	11,786
Merck KGaA	109,387	11,423
^TUI AG	508,601	10,799
Volkswagen AG Pfd.	237,576	10,233
Altana AG	158,608	8,852
^Fresenius Medical Care AG	79,012	8,396
Deutsche Lufthansa AG	517,153	8,189
Celesio AG	86,567	8,104
Hochtief AG	133,963	7,033
RWE AG Pfd.	87,804	6,517
Fresenius Medical Care AG	59,179	5,595
Heidelberger Druckmaschinen AG	115,944	5,120
Beiersdorf AG	37,851	4,847
IVG Immobilien AG	156,531	4,514
*Wincor Nixdorf AG	35,632	4,155
*^Qiagen NV	317,068	3,696
^Suedzucker AG	150,456	3,644
Douglas Holding AG	74,882	3,326
^MLP AG	134,845	3,284
*^Karstadt Quelle AG	143,420	3,084
ProSieben Sat.1 Media AG	122,670	2,799
*Premier AG	149,027	2,565
*EPCOS AG	111,872	1,709

		1,691,457

Greece (1.0%)
National Bank of Greece SA	589,323	26,921
Alpha Credit Bank SA	635,943	21,802
Greek Organization of Football Prognostics	513,318	19,302
EFG Eurobank Ergasias	440,368	16,353
*Hellenic Telecommunication Organization SA	676,647	15,642
Bank of Piraeus	395,160	9,433
Coca-Cola Hellenic Bottling Co. SA	246,640	7,384
Cosmote Mobile Communications SA	305,716	7,054
*Commercial Bank of Greece SA	182,610	6,278
Titan Cement Co. SA	132,390	5,820
Public Power Corp.	238,550	5,143
Hellenic Petroleum SA	244,230	3,811
Viohalco, Hellenic Copper & Aluminum Industry SA	252,348	2,969
Germanos SA	129,184	2,706
Intracom SA	196,900	1,613
Hellenic Exchanges SA	107,650	1,395
^National Bank of Greece SA ADR	148,460	1,375
Hellenic Technodomiki Tev SA	179,184	1,360
Hyatt Regency Hotels and Tourism SA	95,459	1,285
Folli-Follie SA	38,380	1,203
Technical Olympic SA	181,309	1,073
Hellenic Duty Free Shops SA	41,440	812
*Hellenic Telecommunication Organization SA ADR	49,664	579

		161,313

Ireland (1.2%)
Allied Irish Banks PLC	1,966,456	44,109
Bank of Ireland	2,193,291	37,531
CRH PLC	1,205,587	37,378
*Elan Corp. PLC	911,708	14,200
Irish Life & Permanent PLC	610,328	13,013
Kerry Group PLC A Shares	296,158	6,460
*Grafton Group PLC	482,336	5,650
C&C Group PLC	622,677	4,249
Independent News & Media PLC	1,265,156	4,118
DCC PLC	181,832	4,117
Eircom Group PLC	1,797,949	4,039
IAWS Group PLC	240,815	3,876
Kingspan Group PLC	265,969	3,653
*Ryanair Holdings PLC	352,820	3,318
Fyffes PLC	698,896	1,969
Paddy Power PLC	101,200	1,566
Greencore Group PLC	352,864	1,565
*Ryanair Holdings PLC ADR	14,400	788
*Elan Corp. PLC ADR	45,229	720

		192,319

Italy (5.6%)
ENI SpA	5,875,999	177,918
Unicredito Italiano SpA	18,165,222	129,594
ENEL SpA	9,716,806	82,301
Assicurazioni Generali SpA	2,160,431	74,600
Telecom Italia SpA	24,144,539	67,799
Banca Intesa SpA	7,429,123	42,250
San Paolo-IMI SpA	2,508,519	40,794
Telecom Italia SpA RNC	13,603,996	32,043
Capitalia SpA	3,794,899	24,496
Mediaset SpA	1,866,639	21,874
Mediobanca Banca di Credito Finanziaria SpA	1,078,988	20,677
Banco Popolare di Verona e Novara Scarl SpA	839,222	19,273
Banche Popolari Unite Scarl SpA	776,179	18,196
Autostrade SpA	645,336	16,314
Finmeccanica SpA	665,488	14,491
^Banca Monte dei Paschi di Siena SpA	2,482,913	11,837
Alleanza Assicurazioni SpA	953,587	11,790
Banca Intesa SpA Non Convertible Risp	2,105,103	11,015
Banca Popolare di Milano SpA	890,095	10,937
*^Fiat SpA	983,546	9,685
Snam Rete Gas SpA	2,205,022	9,554
*^Banca Nazionale del Lavoro (BNL) SpA	2,401,631	8,515
Luxottica Group SpA	309,237	8,081
Terna SpA	2,716,088	6,993
Banca Antonveneta SpA	209,569	6,723
Pirelli & C. Accomandita per Azioni SpA	6,445,899	6,257
*Seat Pagine Gialle SpA	9,168,735	4,777
^Mediolanum SpA	575,009	4,438
^Banca Fideuram SpA	663,188	3,927
Bulgari SpA	337,124	3,904
Autogrill SpA	259,899	3,841
Italcementi SpA	160,429	3,059
^Lottomatica S.p.A	69,844	2,790
Mondadori (Arnoldo) Editore SpA	262,896	2,516
^Gruppo Editoriale L'Espresso SpA	387,234	2,061
Benetton Group SpA	143,716	1,738
*^Tiscali SpA	541,873	1,721
*^Telecom Italia Media SpA	2,458,149	1,286
*Parmalat Finanziaria SpA	569,830	-

		920,065

Netherlands (5.0%)
ING Groep NV	4,230,552	150,868
ABN-AMRO Holding NV	4,032,979	111,761
Koninklijke (Royal) Philips Electronics NV	2,971,035	100,146
Unilever NV	1,290,335	90,450
Aegon NV	3,031,505	48,903
Koninklijke KPN NV	4,738,863	45,843
TNT NV	933,712	30,619
Akzo Nobel NV	613,680	29,709
*Koninklijke Ahold NV	3,510,153	27,132
*ASML Holding NV	1,053,985	23,760
Reed Elsevier NV	1,589,407	22,395
Heineken NV	553,060	19,471
Verenigde Nederlandse Uitgeversbedrijven NV	550,839	18,478
*Koninklijke Numico NV	385,651	17,545
Koninklijke DSM NV	342,346	15,306
Wolters Kluwer NV	651,588	14,443
Rodamco Europe NV	101,221	8,743
SBM Offshore NV	77,306	7,832
Vedior NV	379,610	6,123
Corio NV	91,114	5,351
^Randstad Holding NV	104,773	5,309
Wereldhave NV	47,103	4,857
*^Hagemeyer NV	1,161,283	4,135
Buhrmann NV	263,883	4,122
^Getronics NV	277,374	3,592
^Oce NV	177,322	3,126
Aegon NV (New York) ARS	172,787	2,789
*ASML Holding (New York)	38,580	872

		823,680

Norway (1.1%)
Statoil ASA	1,482,905	40,975
Norsk Hydro ASA	321,520	39,539
Telenor ASA	1,733,613	17,387
Orkla ASA	431,322	17,221
DnB NOR ASA	1,509,010	16,887
^Yara International ASA	467,785	6,921
Norske Skogindustrier ASA	363,852	6,007
*Stolt Offshore SA	430,933	5,471
Storebrand ASA	534,334	5,438
^Frontline Ltd.	118,391	4,695
* Petroleum Geo-Services ASA	128,155	4,609
ProSafe ASA	76,810	3,612
Schibsted ASA	109,337	3,203
^Tomra Systems ASA	403,853	3,201
Stolt-Nielsen SA	89,355	2,988
*Tandberg Television ASA	169,283	2,438
Tandberg ASA	300,131	1,855

		182,447

Portugal (0.4%)
Portugal Telecom SGPS SA	1,711,675	17,240
Electricidade de Portugal SA	4,121,562	13,568
Banco Comercial Portugues SA	4,412,159	12,920
Brisa-Auto Estradas de Portugal SA	742,072	6,478
Banco Espirito Santo SA	235,487	3,838
Banco BPI SA	690,020	3,462
Sonae SGPS SA	2,041,727	2,926
Cimpor-Cimento de Portugal SA	455,716	2,679
PT Multimedia Servicos de Telecomunicacoes e Multi	177,910	2,093
Jeronimo Martins & Filho, SGPS, SA	84,640	1,347
*Sonae Industria - SGPS SA	141,349	1,116

		67,667

Spain (5.5%)
Banco Santander Central Hispano SA	13,413,149	192,233
Banco Bilbao Vizcaya Argentaria SA	7,654,864	154,622
Telefonica SA	9,807,231	149,491
Endesa SA	2,151,124	61,705
Repsol YPF SA	2,067,078	56,128
Iberdrola SA	1,831,726	52,100
Altadis SA	639,374	26,584
Banco Popular Espanol SA	1,920,692	24,022
ACS, Actividades de Contruccion y Servisios, SA	557,629	19,377
Union Fenosa SA	481,471	18,133
Industria de Diseno Textil SA	492,510	16,948
Abertis Infraestructuras SA	489,444	13,013
Gas Natural SDG SA	403,633	11,662
Grupo Ferrovial, SA	142,701	11,162
Metrovacesa SA	126,072	8,651
Acciona SA	64,408	8,051
Fomento de Construc y Contra SA	103,091	6,643
Acerinox SA	408,956	6,565
Sacyr Vallehermoso SA	248,985	6,342
Gamesa Corporacion Tecnologica, SA	384,568	6,256
Cintra Concesiones de Infraestructuras de	444,653	5,797
Indra Sistemas, SA	292,996	5,662
Antena 3 Television	175,578	4,754
Corporacion Mapfre SA	243,735	4,369
Inmobiliaria Colonial SA	67,760	4,190
Telefonica SA ADR	87,308	3,993
*Sogecable SA	90,329	3,704
Telefonica Publicidad e Informacion SA	369,378	3,410
Sociedad General de Aguas de Barcelona SA	131,581	3,231
Ebro Puleva SA	189,934	3,206
Promotora de Informaciones SA	172,092	3,165
Iberia (Linea Aerea Espana)	1,057,886	2,839
NH Hoteles SA	174,349	2,775
Zeltia SA	358,981	2,622

		903,405

Sweden (3.6%)
Telefonaktiebolaget LM Ericsson AB Class B	33,463,887	121,398
Nordea Bank AB	4,887,767	52,452
Hennes & Mauritz AB B Shares	1,071,680	39,354
Svenska Handelsbanken AB A Shares	1,173,807	28,821
TeliaSonera AB	4,221,760	23,960
Volvo AB B Shares	491,280	23,954
Skandinaviska Enskilda Banken AB A Shares	1,064,803	23,696
Sandvik AB	455,271	22,347
Svenska Cellulosa AB B Shares	439,336	18,259
Atlas Copco AB A Shares	758,002	17,774
Electrolux AB Series B	642,140	17,113
Skandia Forsakrings AB	2,343,317	16,152
Skanska AB B Shares	847,975	13,139
SKF AB B Shares	891,338	12,468
Securitas AB B Shares	668,389	12,161
Assa Abloy AB	664,476	10,689
Volvo AB A Shares	213,913	10,116
Atlas Copco AB Class B Shares	471,518	9,974
Swedish Match AB	732,831	9,206
Scania AB Class B	213,966	8,435
Tele2 AB B Shares	714,534	7,675
Getinge AB B Shares	405,095	6,331
*Modern Times Group AB	115,066	5,599
Eniro AB	392,543	5,108
Svenskt Stal AB A Shares	113,655	4,922
*^Lundin Petroleum AB	376,954	4,901
Gambro AB A Shares	398,222	4,654
Alfa Laval AB	215,476	4,641
Holmen AB	119,238	4,415
Trelleborg AB B Shares	176,444	3,513
Fabege AB	172,852	3,389
Castellum AB	87,176	3,378
Elekta AB B Shares	194,355	3,295
*Capio AB	180,261	3,200
Kungsleden AB	102,837	3,108
*OMX AB	175,043	2,726
Gambro AB B Shares	213,114	2,492
WM-Data AB Class B	710,212	2,433
*^SAS AB	168,433	2,289
Svenskt Stal AB	53,103	2,161
Oriflame Cosmetics SA	66,826	1,901
Axfood AB	66,964	1,829
D. Carnegie & Co. AB	98,710	1,640
Billerud Aktiebolag	120,702	1,624
Hoganas AB B Shares	61,074	1,407
*Telelogic AB	548,100	1,382
*Wihlborgs Fastigheter AB	35,777	926

		582,407

Switzerland (10.3%)
Novartis AG (Registered)	5,256,137	288,361
Nestle SA (Registered)	910,948	266,606
Roche Holdings AG	1,586,039	250,038
UBS AG (Registered)	2,297,953	249,435
Credit Suisse Group (Registered)	2,740,399	159,815
Zurich Financial Services AG	325,097	71,048
Swiss Re (Registered)	727,047	53,935
Cie. Financiere Richemont AG	1,119,496	50,881
*ABB Ltd.	4,440,058	48,326
Holcim Ltd. (Registered)	415,246	31,397
Syngenta AG	241,410	30,702
Adecco SA (Registered)	295,779	16,491
Swisscom AG	48,604	14,888
Synthes, Inc.	103,776	12,403
Swatch Group AG (Bearer)	74,497	12,066
Nobel Biocare Holding AG	52,329	11,838
Givaudan SA	15,040	10,680
CIBA Specialty Chemicals AG (Registered)	152,208	9,653
Serono SA Class B	12,148	9,203
SGS Societe Generale de Surveillance Holding SA (Registered)	9,712	9,097
Geberit AG	8,901	8,084
*Clariant AG	520,872	7,844
*Logitech International SA	184,108	7,827
Kuehne & Nagel International AG	24,349	6,821
Lonza AG (Registered)	85,317	5,362
Schindler Holding AG (Ptg. Ctf.)	11,596	5,021
Sulzer AG (Registered)	8,212	4,909
Phonak Holding AG	95,608	4,730
Straumann Holding AG	17,538	4,211
Swatch Group AG (Registered)	121,779	3,980
UBS AG	35,370	3,848
PSP Swiss Property AG	84,200	3,829
Rieter Holding AG	10,081	3,310
SIG Holding AG	13,852	3,197
Kuoni Reisen Holding AG (Registered)	6,444	3,004
Kudelski SA	79,015	2,501
*Micronas Semiconductor Holding AG	73,360	2,498
*Unaxis Holding AG	12,859	2,431
Valora Holding AG	7,460	1,435

		1,691,705

United Kingdom (35.9%)
BP PLC	43,804,354	528,216
HSBC Holdings PLC	25,507,706	423,676
GlaxoSmithKline PLC	13,171,673	336,878
Royal Dutch Shell PLC Class A (Amsterdam Shares)	8,492,604	289,885
Vodafone Group PLC	130,832,277	274,891
Royal Dutch Shell PLC Class B	6,229,268	223,926
Royal Bank of Scotland Group PLC	7,184,981	222,338
AstraZeneca Group PLC	3,625,608	175,676
Barclays PLC	14,586,404	155,638
HBOS PLC	8,791,715	154,523
Rio Tinto PLC	2,413,772	123,478
Anglo American PLC	3,203,635	123,234
Lloyds TSB Group PLC	12,643,123	115,038
BHP Billiton PLC	5,571,854	103,380
Tesco PLC	17,708,974	100,075
Diageo PLC	6,663,667	99,100
BG Group PLC	7,994,237	90,417
British American Tobacco PLC	3,573,475	80,467
BT Group PLC	19,123,207	69,857
Aviva PLC	5,367,936	68,763
Unilever PLC	6,244,000	65,518
National Grid Transco PLC	6,121,348	62,646
Prudential PLC	5,471,713	55,445
BAE Systems PLC	7,252,179	53,776
Imperial Tobacco Group PLC	1,617,244	47,970
Cadbury Schweppes PLC	4,699,804	46,186
Reckitt Benckiser PLC	1,393,316	45,708
BP PLC ADR	575,360	41,604
SABMiller PLC	2,026,830	41,204
Centrica PLC	8,305,132	39,367
Scottish & Southern Energy PLC	1,938,728	36,827
ScottishPower PLC	3,594,861	36,595
GUS PLC	1,976,795	36,335
Legal & General Group PLC	14,685,106	32,690
Marks & Spencer Group PLC	3,748,395	32,399
Wolseley PLC	1,336,777	32,202
Land Securities Group PLC	1,057,156	31,680
BOC Group PLC	1,132,391	29,902
Rolls-Royce Group PLC	3,572,288	27,562
Reed Elsevier PLC	2,879,655	27,170
BAA PLC	2,430,214	27,031
WPP Group PLC	2,313,924	25,668
Reuters Group PLC	3,223,924	25,138
Vodafone Group PLC ADR	1,177,400	24,855
Man Group PLC	664,952	24,129
British Land Co., PLC	1,170,931	23,928
United Utilities PLC	1,969,294	23,684
British Sky Broadcasting Group PLC	2,723,195	23,506
Pearson PLC	1,811,829	23,451
Hilton Group PLC	3,614,197	23,360
Gallaher Group PLC	1,479,611	22,757
Royal Dutch Shell PLC Class A	664,535	22,656
Smiths Group PLC	1,273,173	22,466
Kingfisher PLC	5,302,731	22,359
Carnival PLC	385,156	21,447
Smith & Nephew PLC	2,120,007	21,023
3i Group PLC	1,265,940	20,639
Compass Group PLC	4,865,701	19,164
Hanson Building Materials PLC	1,646,779	19,019
Boots Group PLC	1,630,705	18,375
ITV PLC	9,265,023	17,848
Next PLC	579,442	17,827
Imperial Chemical Industries PLC	2,689,788	17,468
J. Sainsbury PLC	3,073,898	16,452
The Peninsular & Oriental Steam Navigation Co.	1,692,819	16,431
International Power PLC	3,326,209	16,038
Severn Trent PLC	785,638	16,007
InterContinental Hotels Group PLC	999,793	15,390
Scottish & Newcastle PLC	1,718,409	15,272
Friends Provident PLC	4,264,733	15,242
Amvescap PLC	1,647,255	15,064
Yell Group PLC	1,591,614	15,058
Royal & Sun Alliance Insurance Group PLC	6,593,533	14,725
Persimmon PLC	627,911	14,030
The Sage Group PLC	2,901,076	13,729
DSG International PLC	4,203,318	13,107
Enterprise Inns PLC	788,910	12,959
Johnson Matthey PLC	494,589	12,816
Corus Group PLC	10,043,400	12,475
Hammerson PLC	641,590	11,910
Kelda Group PLC	848,055	11,812
Brambles Industries PLC	1,632,125	11,794
Rentokil Initial PLC	4,080,191	11,741
Capita Group PLC	1,491,023	11,319
Rexam PLC	1,244,526	11,296
Tate & Lyle PLC	1,099,291	11,248
Whitbread PLC	582,060	10,994
Liberty International PLC	544,659	10,224
Slough Estates PLC	955,512	10,047
Cable and Wireless PLC	5,404,413	9,841
Barratt Developments PLC	545,356	9,684
Tomkins PLC	1,746,765	9,541
Daily Mail and General Trust PLC	677,319	9,296
Taylor Woodrow PLC	1,327,723	9,210
Punch Taverns PLC	591,345	9,108
William Hill PLC	888,240	9,012
Emap PLC	582,531	8,782
Bunzl PLC	775,534	8,711
ICAP PLC	1,096,841	8,594
GKN PLC	1,621,927	8,565
Alliance Unichem PLC	569,685	8,542
Hays PLC	3,585,259	8,363
LogicaCMG PLC	2,587,245	8,355
Cobham PLC	2,531,759	8,321
Burberry Group PLC	1,084,670	8,314
Mitchells & Butlers PLC	1,134,096	8,200
George Wimpey PLC	887,166	8,114
EMI Group PLC	1,784,298	8,057
Group 4 Securicor PLC	2,578,246	7,699
London Stock Exchange PLC	573,279	7,407
ARM Holdings PLC	3,111,583	7,384
IMI PLC	788,081	7,230
United Business Media PLC	620,720	7,203
Associated British Ports Holdings PLC	682,152	7,136
Trinity Mirror PLC	653,966	7,122
Inchape PLC	167,434	7,088
*British Airways PLC	1,222,437	7,085
Signet Group PLC	3,911,681	7,072
Travis Perkins PLC	262,321	6,884
Rank Group PLC	1,412,714	6,762
Pilkington PLC	2,364,403	6,560
FirstGroup PLC	891,928	6,417
Balfour Beatty PLC	966,032	6,301
ScottishPower PLC ADR	154,280	6,285
Meggitt PLC	970,517	6,256
BBA Group PLC	1,097,396	6,186
Serco Group PLC	1,046,809	5,851
Aegis Group PLC	2,538,883	5,763
Provident Financial PLC	575,893	5,482
Schroders PLC	279,896	5,468
Kesa Electricals PLC	1,193,332	5,308
Electrocomponents PLC	981,533	5,241
Bellway PLC	254,767	5,199
Resolution PLC	448,659	5,155
Close Brothers Group PLC	293,399	5,086
Amec PLC	749,756	5,024
*Invensys PLC	12,768,885	4,886
*The Berkeley Group Holdings	244,133	4,808
National Express Group PLC	305,581	4,753
Misys PLC	1,091,629	4,731
Intertek Testing Services PLC	351,188	4,705
Brixton PLC	576,381	4,640
Arriva PLC	440,115	4,596
First Choice Holidays PLC	1,010,458	4,415
WPP Group PLC ADR	78,406	4,357
Cattles PLC	740,328	4,200
Stagecoach Group PLC	1,935,729	3,853
Bovis Homes Group PLC	270,591	3,624
*Cookson Group PLC	427,560	3,561
The Davis Service Group PLC	382,567	3,404
*Telent PLC	475,396	3,317
De La Rue Group PLC	376,241	3,110
FKI PLC	1,323,755	3,020
Premier Farnell PLC	814,393	3,010
HMV Group PLC	910,767	2,988
Aggreko PLC	577,108	2,824
Great Portland Estates PLC	364,193	2,715
SSL International PLC	427,073	2,379
Isoft Group PLC	489,997	1,603
MFI Furniture Group PLC	1,347,775	1,602

		5,868,585

Total Common Stocks
(Cost $11,798,894)		16,307,406

Temporary Cash Investments (2.3%)

Money Market Fund (2.3%)
1Vanguard Market Liquidity Fund, 4.405%	375,487,266	375,487

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
2Federal National Mortgage Assn
34.419%, 4/12/2006	2,000	1,983

Total Temporary Cash Investments
Cost ($377,470)		377,470

Total Investments (102.0%)
Cost ($12,176,364)		16,684,876

Other Assets and Liabilities-Net (-2.0%)		(323,302)

Net Assets (100%)		16,361,574

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
3 Securities with a value of $1,983,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
(Ptg.Ctf.) — Participating Certificates.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2006, the cost of investment securities for tax purposes was $12,185,214,000. Net unrealized appreciation of investment securities for tax purposes was $4,499,662,000, consisting of unrealized gains of $4,888,408,000 on securities that had risen in value since their purchase and $388,746,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 2.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	1,032	27,290	1,009

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At January 31, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation (Depreciation)
Contract Settlement Date		Receive		Deliver	($000)

3/22/2006	EUR	21,618	USD	26,324	320

EUR-Euro
USD-U.S. dollars

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.6%)

Argentina (0.7%)
Tenaris SA (Argentina Shares)	1,081,161	17,733
Tenaris SA ADR	93,946	15,262
Tenaris SA (Mexico Shares)	450,275	7,173
* Petrobras Energia Participaciones SA	3,164,909	4,101
* Telecom Argentina STET-France Telecom SA	1,507,786	3,923
Siderar SA Class A	327,467	3,474
* Petrobras Energia Participaciones SA ADR	182,393	2,313
* Telecom Argentina SA ADR	131,764	1,712
* BBVA Banco Frances SA	424,248	1,059
* Transportadora de Gas Sur SA	953,920	1,012
* IRSA Inversiones y Representaciones SA GDR	86,583	952
* Irsa Inversiones y Representaciones SA	563,918	639
* Molinos Rio de la Plata SA	406,396	624
Solvay Indupa S.A.I.C	471,738	599
*^ BBVA Banco Frances SA ADR	67,120	498
*^ Cresud SA ADR	41,155	496
* Transportadora de Gas del SA ADR	76,000	396
Cresud SA	209,663	252

		62,218

Brazil (12.9%)
Petroleo Brasileiro SA Pfd.	7,478,465	158,703
Petroleo Brasileiro SA	5,430,754	126,748
Companhia Vale do Rio Doce Pfd. Class A	1,977,654	87,330
Banco Bradesco SA	2,212,635	86,917
Companhia Vale do Rio Doce	1,602,688	81,909
Banco Itau Holding Financeira SA	2,558,948	77,644
Unibanco-Uniao de Bancos Brasileiros SA	2,560,529	43,066
Companhia de Bebidas das Americas Pfd.	95,127,242	39,082
Tele Norte Leste Participacoes SA Pfd.	1,238,995	21,818
Companhia Energetica de Minas Gerais Pfd.	431,531,661	20,763
Gerdau SA Pfd.	948,648	20,560
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd. Class A	592,136	19,333
Companhia Siderurgica Nacional SA	629,311	18,467
Empresa Brasileira de Aeronautica SA Pfd.	1,701,984	17,483
Petrol Brasileiro Series A ADR	197,983	17,066
Caemi Mineracao e Metalurgia SA Pfd.	8,209,643	14,716
Petrol Brasileiro ADR	143,624	13,572
Centrais Electricas Brasileiras SA	595,149,468	10,695
Tele Celular Sul Participacose SA Pfd.	2,574,191,385	9,531
^ Banco Bradesco SA ADR	235,575	9,409
Companhia Vale do Rio Doce ADR	209,451	9,295
Centrais Electricas Brasileiras SA Pfd. B Shares	472,468,848	8,960
Cia Vale do Rio Doce ADR	172,719	8,855
Aracruz Celulose SA Pfd. B Shares	2,146,223	8,334
Gol - Linhas Aereas Inteligentes SA Pfd.	271,880	8,323
Lojas Americanas SA Pfd.	211,159,533	8,103
Brasil Telecom Participacoes SA Pfd.	1,071,427,414	7,552
Companhia de Concessoes Rodoviarias	185,343	7,532
Tele Norte Leste Participacoes SA	309,623	7,170
Sadia SA Pfd.	1,960,238	6,550
Banco Itau Holding Financeira SA ADR	211,089	6,428
Braskem SA	804,493	6,182
* Embratel Participacoes SA Pfd.	2,244,937,824	5,980
Natura Cosmeticos SA	111,945	5,889
Klabin SA	2,994,356	5,827
Souza Cruz SA	400,893	5,648
* Telesp Celular Participacoes SA Pfd.	1,160,140	5,605
Companhia de Saneamento Basico do Estado de Sao Paulo	66,084,989	5,490
Cyrela Brazil Realty SA	351,107	5,232
Votorantim Celulose e Papel SA Pfd.	417,654	5,186
Arcelor Brasil SA	345,254	5,183
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	134,062,608	5,047
Companhia de Bebidas das Americas ADR	113,235	4,638
Tele Centro Oeste Cel. Pfd.	307,106	4,408
Companhia Paranaense de Energia-Copel	470,683,632	4,304
Uniao de Bancos Brasileiros SA GDR	50,764	4,275
Energias do Brasil SA	259,267	3,920
Weg SA Pfd.	949,674	3,580
Brasil Telecom Participacoes SA	315,877,808	3,519
* Diagnosticos da America	126,507	3,170
Gerdau SA ADR	121,252	2,643
^ Companhia Siderurgica Nacional SA ADR	86,378	2,505
Duratex SA Pfd.	155,660	2,460
Telemig Celular Participacoes SA Pfd.	987,430,562	2,452
* Electropaulo Metropolitana SA	53,348,209	2,433
Tele Norte Leste Participacoes ADR	135,762	2,411
^ Companhia Energetica de Minas Gerais ADR	48,677	2,310
Companhia de Tecidos Norte de Minas Pfd.	19,439,668	2,282
Contax Participacoes Pfd.	1,387,145	1,929
Embraer-Empresa Brasileira de Aeronautica SA ADR	44,842	1,823
Celular CRT Participacoes SA Pfd.	48,310	1,560
Companhia de Gas de Sao Paulo - Comgas	12,341,799	1,429
Tim Participacoes SA ADR	32,476	1,210
Aracruz Celulose SA ADR	26,458	1,038
Brasil Telecom Participacoes ADR	27,648	985
^ Sadia SA ADR	28,129	945
Companhia de Saneamento Basico do Estado de Sao Paulo	35,873	744
*^ Embratel Participacoes SA ADR	52,139	688
Companhia Paranaense de Energia-Copel ADR	69,279	642
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	16,698	628
^ Telemig Celular Participacoes ADR	9,464	468
Braskem SA ADR	10,820	167
Votorantim Celulose e Papel SA ADR	10,110	126
* Telesp Celular Participacoes SA ADR	26,060	126
Tele Centro Oeste Celular Participacoes SA ADR	7,135	103

		1,109,104

Chile (1.8%)
Empresas Copec SA	2,393,461	20,523
Empresa Nacional de Electricidad SA	15,506,029	16,344
Enersis SA	61,086,006	14,722
Empresas CMPC SA	526,075	13,288
Banco Santander Chile SA	225,462,676	10,705
S.A.C.I. Falabella, SA	3,145,266	8,406
Cencosud SA	2,916,500	6,469
Sociedad Quimica y Minera de Chile SA	540,501	6,395
CAP SA	430,592	5,945
Compania de Telecomunicaciones de Chile SA	2,502,100	5,560
Empresa Nacional de Telecomunicaciones SA	497,554	4,914
Lan Airlines SA	505,913	3,843
Distribucion y Servicio D&S SA	12,207,471	3,823
Colburn SA	27,199,800	3,745
Compania Cervecerias Unidas SA	667,470	3,359
Masisa SA	14,456,363	3,100
Vina Concha y Toro SA	1,886,043	2,669
* Inversiones Aguas Metropolitanas SA	2,365,795	2,381
Corpbanca	420,703,095	2,365
Embotelladora Andina SA Pfd. Class B	890,459	2,038
Empresa Nacional de Electricidad SA ADR	58,441	1,851
Enersis SA ADR	152,464	1,848
Embotelladora Andina SA	811,008	1,741
* Madeco SA	13,766,484	1,111
Banco Santander Chile SA ADR	21,544	1,074
Parque Arauco SA	1,486,048	1,016
Sociedad Quimica y Minera de Chile ADR	6,110	729
Compania de Telecomunicaciones de Chile SA ADR	65,008	575
Distribucion y Servicio SA ADR	24,220	451

		150,990

China (8.3%)
China Mobile (Hong Kong) Ltd.	25,801,551	126,336
PetroChina Co. Ltd.	99,293,214	98,746
CNOOC Ltd.	64,397,352	55,239
China Petroleum & Chemical Corp.	87,747,700	54,246
* China Life Insurance Co., Ltd.	35,016,240	35,429
China Telecom Corp. Ltd.	68,928,312	26,176
* Bank of Communications Ltd. Class H	30,198,000	17,598
CITIC Pacific Ltd.	5,732,000	17,063
China Merchants Holdings International Co. Ltd.	5,694,000	14,832
Aluminum Corp. of China Ltd.	12,941,000	12,003
Ping An Insurance (Group) Co. of China Ltd.	5,351,000	11,861
Cosco Pacific Ltd.	5,730,504	11,727
Huaneng Power International, Inc. H Shares	15,976,000	11,130
China Resources Enterprise Ltd.	5,195,659	11,078
Denway Motors Ltd.	25,564,333	10,512
China Overseas Land & Investment Ltd.	16,729,620	8,709
Yanzhou Coal Mining Co. Ltd. H Shares	10,240,800	7,805
Lenovo Group Ltd.	17,622,000	7,117
* Semiconductor Manufacturing International Corp.	38,191,000	6,434
Sinopec Shanghai Petrochemical Co. Ltd.	12,126,000	5,975
TPV Technology Ltd.	5,124,000	5,875
* Shanghai Electric Group Co., Ltd. Class H	14,750,932	5,873
Beijing Datang Power Generation Co. Ltd.	7,481,245	5,782
China Shipping Development Co.	6,749,578	5,325
China Mengniu Dairy Co., Ltd.	4,627,076	4,961
Shanghai Industrial Holding Ltd.	2,270,231	4,919
Guangdong Investment Ltd.	11,738,000	4,826
Zhejiang Expressway Co., Ltd.	7,464,000	4,775
Chaida Modern Agriculture Holdings Ltd.	7,446,382	4,587
Jiangxi Copper Co. Ltd.	7,272,000	4,446
Fujian Zijin Mining Industry Co., Ltd.	7,542,000	4,346
Jiangsu Expressway Co. Ltd. H Shares	6,417,080	4,322
* Air China Ltd.	12,654,353	4,281
PICC Property and Casualty Co. Ltd.	12,628,601	4,211
China Shipping Container Lines Co. Ltd.	10,689,347	3,943
* China COSCO Holdings Co., Ltd.	8,226,500	3,882
China Resources Power Holdings Co. Ltd.	5,974,000	3,855
Global Bio-chem Technology Group Co. Ltd.	6,558,000	3,606
China Travel International Investment Hong Kong Ltd.	13,131,578	3,573
Angang New Steel Co. Ltd.	4,666,000	3,448
Beijing Capital International Airport Co., Ltd.	5,954,000	3,370
ZTE Corp.	838,400	3,342
Maanshan Iron and Steel Co. Ltd.	9,124,000	3,333
Anhui Conch Cement Co. Ltd.	2,269,050	3,315
Sinotrans Ltd.	7,914,880	3,111
The Guangshen Railway Co., Ltd.	7,417,623	2,865
Weiqiao Textile Co. Ltd.	1,805,863	2,770
China International Marine Containers (Group) Co., Ltd.	2,798,600	2,748
Guangzhou Investment Co. Ltd.	16,758,000	2,581
Li Ning Co., Ltd.	2,958,000	2,474
GOME Electrical Appliances Holdings Ltd.	3,031,000	2,371
Huadian Power International Corp. Ltd.	7,462,000	2,244
Tsingtao Brewery Co., Ltd.	1,716,000	2,231
China Resources Land Ltd.	3,976,000	2,194
Brilliance China Automotive Holdings Ltd.	12,443,000	2,187
Shanghai Forte Land Co., Ltd.	4,642,000	2,116
Beijing Enterprises Holdings Ltd.	1,134,000	2,095
* China Everbright Ltd.	3,646,000	1,973
Sinopec Yizheng Chemical Fibre Co., Ltd.	7,390,000	1,825
* China Southern Airlines Co. Ltd.	6,206,208	1,806
COFCO International Ltd.	3,232,332	1,675
Travelsky Technology Ltd.	1,634,000	1,672
BYD Co. Ltd.	769,076	1,590
Zhejiang Southeast Electric Power Co., Ltd.	3,606,991	1,565
Guangdong Electric Power Development Co., Ltd.	3,444,457	1,545
Shenzhen Expressway Co. Ltd.	3,906,000	1,479
China Eastern Airlines Corp. Ltd.	8,186,000	1,323
Weichai Power Co., Ltd. Class H	660,920	1,126
TCL International Holdings Ltd.	7,111,000	1,121
Shenzhen Investment Ltd.	5,691,000	971
* China Pharmaceutical Group Ltd.	4,118,000	690
Qingling Motors Co. Ltd. H Shares	3,795,325	659
* AviChina Industry & Technology Co., Ltd.	8,010,000	607
Digital China Holdings Ltd.	1,723,100	507

		708,333

Czech Republic (1.0%)
Ceske Energeticke Zavody a.s	1,090,437	37,825
* Cesky Telecom a.s	593,064	13,426
Komercni Banka a.s	79,986	11,697
* Central European Media Enterprises Ltd.	127,895	7,864
Zentiva NV	120,705	6,055
* Unipetrol a.s	381,590	4,838
Philip Morris CR a.s	3,569	2,783

		84,488

Hong Kong (0.6%)
* China Construction Bank	129,234,567	50,813

Hungary (1.4%)
OTP Bank Rt	1,325,716	45,730
MOL Magyar Olaj-es Gazipari Rt	371,397	38,647
Richter Gedeon Rt	73,471	15,361
Magyar Tavkozlesi Rt	2,468,761	11,635
BorsodChem Rt	321,419	3,952
Demasz Rt	7,455	641

		115,966

India (6.5%)
Reliance Industries Ltd.	3,305,762	70,351
Infosys Technologies Ltd.	1,065,411	69,451
Housing Development Finance Corp. Ltd.	917,514	27,827
ICICI Bank Ltd.	1,966,146	27,111
Oil and Natural Gas Corp. Ltd.	825,179	23,110
ITC Ltd.	5,680,474	19,922
ICICI Bank Ltd. ADR	616,712	19,377
Satyam Computer Services Ltd.	1,100,462	18,618
Hindustan Lever Ltd.	4,053,147	17,915
Tata Motors Ltd.	989,716	15,862
HDFC Bank Ltd.	887,182	15,389
Larsen & Toubro Ltd.	263,928	12,997
Tata Consultancy Services Ltd.	328,356	12,409
Bharat Heavy Electricals Ltd.	291,118	11,846
Wipro Ltd.	983,048	11,801
Hindalco Industries Ltd.	2,564,634	9,564
Gail India Ltd.	1,336,613	8,838
Hero Honda Motors Ltd.	420,832	8,170
Bajaj Auto Ltd.	159,972	7,811
Ranbaxy Laboratories Ltd.	766,216	6,919
Mahindra & Mahindra Ltd.	538,749	6,810
Tata Iron and Steel Co. Ltd.	695,973	6,377
Maruti Udyog Ltd.	363,139	6,238
Grasim Industries Ltd.	187,239	6,168
Dr. Reddy's Laboratories Ltd.	232,448	5,912
Gujarat Ambuja Cements Ltd.	2,622,436	5,264
I-Flex Solutions Ltd.	197,211	5,114
UTI Bank Ltd.	586,364	4,471
Indian Hotels Co. Ltd.	149,769	4,429
Reliance Energy Ltd.	306,883	4,420
Zee Telefilms Ltd.	1,068,485	3,988
State Bank of India	198,628	3,987
Sun Pharmaceutical Industries Ltd.	242,890	3,825
Cipla Ltd.	380,467	3,811
GlaxoSmithKline Pharmaceuticals (India) Ltd.	109,758	3,191
ABB (India) Ltd.	53,493	3,067
Tata Tea Ltd.	144,527	3,046
Associated Cement Cos. Ltd.	227,523	2,958
Bharat Petroleum Corp. Ltd.	314,281	2,946
Mahanagar Telephone Nigam Ltd.	897,822	2,892
Hindustan Petroleum Corporation Ltd.	403,600	2,822
Tata Power Co. Ltd.	259,936	2,777
Nestle India Ltd.	121,422	2,709
Kotak Mahindra Bank	485,587	2,572
Videsh Sanchar Nigam Ltd.	267,581	2,331
Indian Petrochemicals Corp., Ltd.	404,860	2,324
Jindal Steel & Power Ltd.	64,944	2,280
* Infrastructure Development Finance Co., Ltd.	1,418,951	2,239
Matrix Laboratories Ltd.	384,261	2,216
Asian Paints (India) Ltd.	151,829	2,114
Bharat Electronics Ltd.	83,676	2,102
Jet Airways (India) Ltd.	91,686	2,068
Satyam Computer Services Ltd. ADR	50,121	1,965
HDFC Bank Ltd. ADR	32,373	1,924
Ultratech Cemco Ltd.	163,378	1,914
Bharat Forge Ltd.	207,146	1,806
Glenmark Pharmaceuticals Ltd.	252,234	1,736
Bank of Baroda	297,117	1,683
Nicholas Piramal India Ltd.	265,890	1,443
Colgate-Palmolive (India) Ltd.	174,296	1,349
Biocon Ltd.	128,055	1,344
Ashok Leyland Ltd.	1,883,227	1,306
Arvind Mills Ltd.	502,410	1,061
Britannia Industries Ltd.	29,629	991
Moser Baer India Ltd.	201,753	955
Castrol (India) Ltd.	159,445	888
* State Bank of India GDR	19,000	877
^ Wipro Ltd. ADR	56,764	843
Dr. Reddy's Laboratories Ltd. ADR	29,281	750
Infosys Technologies Ltd. ADR	7,723	589
Mahanagar Telephone Nigam Ltd. ADR	45,559	335
Videsh Sanchar Nigam Ltd. ADR	16,878	302

		556,817

Indonesia (1.6%)
PT Telekomunikasi Indonesia Tbk	52,704,149	35,754
PT Astra International Tbk	12,699,892	14,055
PT Bank Central Asia Tbk	31,898,760	12,307
PT Bank Rakyat Indonesia Tbk	27,689,000	9,999
PT Perusahaan Gas Negara Tbk	9,378,467	8,288
PT Bumi Resources Tbk	91,493,000	8,259
PT Indonesian Satellite Corp Tbk	12,539,263	7,803
PT Bank Mandiri Tbk	31,405,491	5,950
PT Bank Danamon Tbk	8,900,902	4,408
PT Unilever Indonesia Tbk	7,971,000	3,649
PT Gudang Garam Tbk	3,007,600	3,467
PT Kalbe Farma Tbk	23,667,196	3,277
PT United Tractors Tbk	7,391,666	3,009
PT Indofood Sukses Makmur Tbk	22,185,952	2,079
* PT Indocement Tunggal Prakarsa Tbk (Local)	4,780,000	2,009
PT Bank International Indonesia Tbk	97,879,500	1,673
PT Semen Gresik Tbk	777,232	1,612
PT Aneka Tambang Tbk	3,492,815	1,587
PT International Nickel Indonesia Tbk	1,021,500	1,577
PT Bank Indonesia Tbk	25,298,224	1,293
* PT Energi Mega Persada Tbk	14,566,113	1,283
PT Ramayana Lestari Sentosa Tbk	13,154,120	1,191
PT Astra Agro Lestari Tbk	2,089,180	1,123
PT Matahari Putra Prima Tbk	5,685,316	561
PT Tempo Scan Pacific Tbk	827,456	503

		136,716

Israel (3.6%)
Teva Pharmaceutical Industries Ltd.	3,581,638	155,101
Bank Hapoalim Ltd.	4,961,591	22,774
* Check Point Software Technologies Ltd.	957,751	20,726
Bank Leumi Le-Israel	4,092,068	15,337
Israel Chemicals Ltd.	2,662,522	10,593
Makhteshim-Agan Industries Ltd.	1,504,681	8,066
* Bezeq Israeli Telecommunication Corp., Ltd.	5,498,990	7,347
* NICE Systems Ltd.	94,832	4,987
* M-Systems Flash Disk Pioneers Ltd.	168,070	4,871
* Israel Discount Bank Ltd.	2,326,962	4,585
* Orbotech Ltd.	161,468	3,916
The Israel Corp. Ltd.	9,976	3,542
* United Mizrahi Bank Ltd.	631,774	3,531
IDB Development Corp. Ltd.	121,462	3,435
Partner Communications Co. Ltd.	359,796	2,880
* Koor Industries Ltd.	54,993	2,866
* Lipman Electronic Engineering Ltd.	105,082	2,814
*^ Alvarion Ltd.	267,739	2,811
Elbit Systems Ltd.	108,461	2,759
Discount Investment Corp. Ltd.	99,155	2,301
* ECI Telecom Ltd.	258,547	2,159
*^ Audiocodes Ltd.	166,800	2,113
* Syneron Medical Ltd.	75,475	2,100
* Retalix Ltd.	78,676	2,022
*^ Given Imaging Ltd.	72,664	1,928
Africa-Israel Investments Ltd.	50,029	1,630
Clal Industries and Investments Ltd.	328,560	1,627
* Radware Ltd.	79,265	1,550
Harel Insurance Investments Ltd.	38,442	1,534
Clal Insurance Enterprise Holdings Ltd.	81,442	1,522
Migdal Insurance Holdings Ltd.	1,080,012	1,417
Tadiran Communications Industries	40,645	1,380
Super Sol Ltd.	496,186	1,359
Strauss-Elite Ltd.	136,229	1,326
Osem Investment Ltd.	150,298	1,234
* Aladdin Knowledge Systems	61,666	1,067
Delek Automotive Systems Ltd.	131,536	893
Blue Square-Israel Ltd.	50,820	542
* Matav-Cable Systems Media Ltd.	70,875	494

		313,139

Mexico (6.9%)
America Movil SA de CV	79,542,303	134,478
Cemex SA CPO	16,647,902	109,796
Telefonos de Mexico SA	47,373,358	56,341
Wal-Mart de Mexico SA	9,300,691	53,998
Grupo Televisa SA CPO	12,281,990	51,271
Fomento Economico Mexicano UBD	3,734,681	29,301
America Movil SA de CV Series A	16,666,131	28,065
Grupo Financerio Banorte SA de CV	6,901,376	16,416
Grupo Mexico SA de CV	5,460,787	15,293
Telefonos de Mexico SA Series A	11,110,754	13,118
Grupo Carso SA de CV Series A1	3,775,713	10,231
Grupo Modelo SA	2,737,125	10,148
Alfa SA de CV Series A	1,679,785	9,531
Kimberly Clark de Mexico SA de CV Series A	2,545,789	9,305
* Corporacion GEO, SA de CV	2,095,175	7,189
Grupo Bimbo SA	1,546,415	5,643
* URBI Desarrollos Urbanos SA de CV	706,539	5,204
Coca-Cola Femsa SA de CV	1,427,545	4,285
TV Azteca SA CPO	6,162,216	4,174
Consorcio ARA SA de CV	863,900	4,135
Grupo Aeroportuario del Sureste SA de CV	1,268,219	3,962
Industrias Penoles SA Series CP	520,695	3,487
Controladora Comercial Mexicana SA de CV (Units)	1,717,038	3,056
Cemex SA de CV ADR	30,000	1,979
Vitro SA	873,660	1,093

		591,499

Peru (0.4%)
Compania de Minas Buenaventura S.A.u	430,618	12,074
Southern Peru Copper Corp.	94,575	8,134
Credicorp Ltd.	273,181	8,089
Minsur SA	1,561,556	2,665
Compania de Minas Buenaventura S.A.u ADR	75,491	2,093
Union de Cervecerias Backus y Johnston SAA	2,898,809	1,897
Edegel SA	4,145,961	1,763
* Volcan Compania Minera SA	1,707,530	999
Luz del Sur SAA	501,943	590

		38,304

Phillipines (0.5%)
Philippine Long Distance Telephone Co.	225,457	8,038
Bank of Philippine Islands	4,687,847	5,302
Ayala Land, Inc.	22,655,716	4,665
Ayala Corp.	538,826	3,484
San Miguel Corp. Class B	1,934,031	3,228
SM Investments Corp.	694,820	3,196
SM Prime Holdings, Inc.	18,451,799	2,757
Globe Telecom, Inc.	139,449	2,004
Equitable PCI Bank, Inc.	1,526,300	1,873
Metropolitan Bank & Trust Co.	2,596,531	1,443
Jollibee Foods Corp.	1,859,400	1,354
First Philippine Holdings Construction	1,176,068	1,101
Banco De Oro	1,519,491	1,077
Petron Corp.	9,786,146	900
* Manila Electric Co.	1,633,393	703
* Filinvest Land, Inc.	16,520,518	486
* Megaworld Corp.	16,787,400	470
* ABS-CBN Broadcasting Corp.	1,445,200	332

		42,413

Poland (1.8%)
Polski Koncern Naftowy SA	1,575,032	31,908
Telekomunikacja Polska SA	3,682,569	27,026
Bank Polska Kasa Opieki Grupa Pekao SA	437,871	24,434
Powszechna Kasa Oszczednosci Bank Polski SA	2,104,342	21,116
KGHM Polska Miedz SA	578,672	13,410
Bank Przemyslowo Handlowy PBK SA	45,277	11,081
Bank Zachodni WBK SA	114,821	5,472
Agora SA	164,179	3,318
* Bank Rozwoju Eksportu SA	45,172	2,704
Prokom Software SA	54,728	2,467
* TVN SA	86,744	2,235
* Global Trade Centre SA	31,179	2,012
Grupa Kety SA	46,192	1,838
Orbis SA	133,835	1,492
Boryszew SA	141,425	1,424
Mondi Packaging Paper Swieci SA	67,223	1,115
* Computerland SA	31,891	1,089
Polska Grupa Farmaceutyczna	52,054	986
* Budimex SA	61,227	899
* Softbank SA	60,682	810
Debica SA	31,849	667
Przedsiebiorstwo Farmaceutyczne JELFA SA	20,491	553

		158,056

South Africa (12.4%)
Sasol Ltd.	3,027,336	123,200
Standard Bank Group Ltd.	6,411,387	86,183
MTN Group Ltd.	6,996,275	72,269
Old Mutual PLC	20,428,382	69,844
Impala Platinum Holdings Ltd.	334,097	57,432
Gold Fields Ltd.	2,069,088	48,420
FirstRand Ltd.	14,453,071	45,904
AngloGold Ltd.	696,134	42,338
Naspers Ltd.	1,571,014	33,503
* Harmony Gold Mining Co., Ltd.	1,758,424	32,355
Telkom South Africa Ltd.	1,318,752	32,182
Sanlan Ltd.	11,914,679	31,473
Anglo Platinum Ltd.	343,614	28,394
Imperial Holdings Ltd.	970,554	24,014
Bidvest Group Ltd.	1,346,608	22,254
Tiger Brands Ltd.	846,784	22,246
Barloworld Ltd.	1,137,967	21,752
Nedbank Group Ltd.	1,036,537	18,230
Steinhoff International Holdings Ltd.	4,477,128	15,455
Edgars Consolidated Stores Ltd.	2,549,437	14,716
Sappi Ltd.	1,072,404	14,169
JD Group Ltd.	877,129	12,410
Mittal Steel South Africa Ltd.	1,055,287	12,239
African Bank Investments Ltd.	2,359,699	10,966
Woolworths Holdings Ltd.	4,156,000	10,754
Foschini Ltd.	1,075,423	10,243
Truworths International Ltd.	2,435,119	10,212
Massmart Holdings Ltd.	997,754	9,719
Liberty Group Ltd.	658,033	9,198
Reunert Ltd.	914,319	9,049
Investec Ltd.	173,576	8,596
Network Healthcare Holdings Ltd.	6,294,478	8,440
Nampak Ltd.	2,683,530	7,483
Aspen Pharmacare Holdings Ltd.	1,098,118	7,385
Ellerine Holdings Ltd.	579,606	7,348
Aveng Ltd.	2,084,067	7,049
Shoprite Holdings Ltd.	2,144,396	6,811
Metropolitan Holdings Ltd.	3,044,577	6,426
Kumba Resources Ltd.	320,282	6,067
Pick'n Pay Stores Ltd.	1,146,069	5,824
Murray & Roberts Holdings Ltd.	1,571,463	5,437
Allan Gray Property Trust	5,240,074	5,075
Spar Group Ltd.	892,806	5,031
AVI Ltd.	1,663,591	4,872
* Alexander Forbes Ltd.	1,743,872	4,642
Tongaat-Hulett Group Ltd.	270,259	4,319
Grindrod Ltd.	1,696,290	3,897
Pretoria Portland Cement Co., Ltd.	70,534	3,867
Consol Ltd.	1,649,778	3,684
Super Group Ltd.	1,485,034	3,163

		1,066,539

South Korea (19.4%)
Samsung Electronics Co., Ltd.	522,957	399,339
* Kookmin Bank	1,523,965	121,209
Hyundai Motor Co. Ltd.	820,451	73,937
Samsung Electronics Co., Ltd. Pfd.	108,537	63,481
POSCO	262,815	59,756
1 Samsung Electronics Co., Ltd. GDR	133,329	51,078
* Korea Electric Power Corp.	1,160,041	50,188
* Shinhan Financial Group Ltd.	1,007,522	42,726
LG Electronics Inc.	454,450	39,174
Shinsegae Co., Ltd.	70,778	37,352
SK Telecom Co., Ltd.	170,387	33,889
SK Corp.	546,773	33,717
Hana Financial Group Inc.	567,732	27,838
KT & G Corp.	568,960	27,522
KT Corp.	632,784	25,156
Samsung Fire & Marine Insurance Co.	183,409	24,117
Hyundai Mobis	278,135	23,992
* LG. Philips LCD Co., Ltd.	447,587	20,301
Kia Motors	868,700	20,211
POSCO ADR	344,732	19,784
* NHN Corp.	62,046	18,161
Samsung SDI Co. Ltd.	170,965	17,103
Samsung Corp.	664,010	16,912
Hyundai Heavy Industries Co., Inc.	228,160	16,520
S-Oil Corp.	225,332	16,017
Samsung Securities Co. Ltd.	267,530	14,560
Samsung Heavy Industries Co. Ltd.	866,370	13,867
* Kookmin Bank ADR	159,142	12,690
* Hyundai Development Co.	320,610	12,608
LG Chem Ltd.	225,652	12,576
* Samsung Electro-Mechanics Co.	298,990	11,831
* Daewoo Shipbuilding & Marine Engineering Co., Ltd.	478,820	11,748
CJ Corp.	90,170	11,662
* Kangwon Land Inc.	535,238	11,222
Woori Investment & Securities Co., Ltd.	471,189	10,844
Hyundai Motor Co.	188,251	10,655
* Daelim Industrial Co.	121,930	10,076
Daegu Bank	628,445	9,847
* Daewoo Securities Co., Ltd.	523,520	9,639
* Hyundai Engineering & Construction Co., Ltd.	191,198	9,283
* Amorepacific Corp.	25,933	9,221
* Hyundai Securities Co.	558,339	9,197
* Daewoo Engineering & Construction Co., Ltd.	679,775	9,169
LG Engineering & Construction Co., Ltd.	178,860	9,030
* Hyundai Department Store Co., Ltd.	73,608	8,295
Cheil Industrial, Inc.	225,580	7,972
Korea Investment Holdings Co., Ltd.	185,620	7,582
Pusan Bank	588,395	7,481
* Korea Exchange Bank	485,120	7,416
* LG International Corp.	290,110	6,814
Hankook Tire Co. Ltd.	489,990	6,458
Hanjin Shipping Co., Ltd.	267,960	6,144
* Yuhan Corp.	33,710	6,060
* NCsoft Corp.	70,595	5,762
* Korea Electric Power Corp. ADR	244,750	5,561
Korean Air Co. Ltd.	177,918	5,501
Kumkang Korea Chemical Co., Ltd.	23,662	5,184
* Hite Brewery Co., Ltd.	38,383	4,906
* Daewoo Heavy Industries & Machinery Ltd.	294,250	4,865
Nong Shim Co. Ltd.	15,883	4,864
LG Electronics Inc.	86,090	4,760
* Shinhan Financial Group Co., Ltd. ADR	55,448	4,724
* Hanjin Heavy Industries Co. Ltd.	193,800	4,713
Daishin Securities Co.	182,537	4,642
* Hanwha Chemical Corp.	275,500	4,504
Hyundai Mipo Dockyard Co., Ltd.	64,758	4,300
* Honam Petrochemical Corp.	71,410	4,162
SK Telecom Co. Ltd. ADR	177,631	4,126
Dongkuk Steel Mill Co., Ltd.	196,900	3,921
S1 Corp.	94,640	3,903
Cheil Communications Inc.	17,191	3,887
LG Household & Health Care Ltd.	54,652	3,506
* LG Cable Ltd.	96,240	3,339
* LG Petrochemical Co., Ltd.	135,100	3,047
Samsung Fine Chemicals Co., Ltd.	83,680	2,798
KT Corp. ADR	131,205	2,770
* Daum Communications Corp.	61,008	2,554
* Poongsan Corp.	112,910	2,454
* Hyosung Corp.	118,763	2,117
* Dae Duck Electronics Co.	182,963	1,797

		1,662,094

Taiwan (14.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	94,189,633	195,343
Hon Hai Precision Industry Co., Ltd.	16,018,090	110,943
Cathay Financial Holding Co.	26,374,980	49,298
United Microelectronics Corp.	79,404,658	45,746
Asustek Computer Inc.	11,352,421	37,623
Nan Ya Plastic Corp.	24,932,574	37,617
MediaTek Inc.	3,582,491	35,794
Formosa Plastic Corp.	21,586,990	35,277
China Steel Corp.	40,364,413	34,272
Chunghwa Telecom Co., Ltd.	18,718,000	33,185
Mega Financial Holding Co. Ltd.	44,177,224	29,820
AU Optronics Corp.	19,366,232	28,781
Acer Inc.	10,924,599	25,582
Chi Mei Optoelectronics Corp.	16,896,464	24,950
High Tech Computer Corp.	1,077,600	23,703
Chinatrust Financial Holding	26,944,023	21,839
Formosa Chemicals & Fibre Corp.	12,508,676	20,505
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,744,915	18,845
* China Development Financial Holding Corp.	49,020,684	18,803
Fubon Financial Holding Co., Ltd.	18,809,100	16,836
First Financial Holding Co., Ltd.	22,647,300	16,560
SinoPac Holdings	27,923,214	14,816
Compal Electronics Inc.	15,289,460	14,451
Advanced Semiconductor Engineering Inc.	16,051,670	14,207
Delta Electronics Inc.	6,452,209	13,747
Quanta Computer Inc.	9,119,603	13,609
Hau Nan Financial Holdings Co., Ltd.	17,016,695	11,412
Taishin Financial Holdings	19,854,678	11,358
BENQ Corp.	10,856,692	11,219
Chang Hwa Commercial Bank	19,940,094	11,012
Taiwan Cellular Corp.	11,532,360	10,412
Shin Kong Financial Holdings Co.	12,668,628	10,169
Foxconn Technology Co., Ltd.	1,732,600	8,909
Lite-On Technology Corp.	6,153,550	8,622
Yuanta Core Pacific Securities Co.	12,124,300	8,325
Siliconware Precision Industries Co.	5,713,786	8,179
E.Sun Financial Holding Co., Ltd.	12,514,272	8,172
Far Eastern Textile Ltd.	11,696,975	8,039
Uni-President Enterprises Co.	13,123,590	7,501
Largan Precision Co., Ltd.	380,227	7,418
Wintek Corp.	4,005,362	6,501
Mitac International Corp.	4,139,961	6,153
President Chain Store Corp.	2,612,985	5,998
Chunghwa Picture Tubes, Ltd.	20,038,097	5,796
* Winbond Electronics Corp.	17,801,000	5,780
Pou Chen Corp.	8,378,329	5,648
Quanta Display Inc.	15,405,254	5,592
^ United Microelectronics Corp. ADR	1,458,080	4,783
Inventec Co., Ltd.	6,888,015	4,756
* Tatung Co., Ltd.	17,476,000	4,689
* CMC Magnetics Corp.	13,527,700	4,666
Asia Optical Co., Inc.	699,553	4,585
Fu Sheng Industrial Co., Ltd.	3,369,776	4,423
Taiwan Fertilizer Co., Ltd.	3,531,000	4,370
Walsin Lihwa Corp.	12,931,970	4,346
* Yageo Corp.	11,149,520	4,336
Yulon Motor Co., Ltd.	3,999,923	4,315
Synnex Technology International Corp.	3,281,844	4,238
Ya Hsin Industrial Co., Ltd.	4,203,817	4,157
Realtek Semiconductor Corp.	3,372,194	4,078
Fuhwa Financial Holdings Co., Ltd.	9,756,754	4,005
Asia Cement Corp.	6,034,642	3,789
* Ritek Corp.	10,577,194	3,739
Advantech Co., Ltd.	1,270,939	3,709
* Macronix International Co., Ltd.	24,643,700	3,675
Yang Ming Marine Transport	5,891,985	3,642
AU Optronics Corp. ADR	222,002	3,394
* HannStar Display Corp.	15,850,491	3,374
China Motor Co., Ltd.	2,818,974	3,351
D-Link Corp.	2,683,814	3,180
Evergreen Marine Corp.	4,890,822	3,135
Premier Image Technology Corp.	2,208,815	2,966
* Via Technologies Inc.	4,804,379	2,903
Polaris Securities Co., Ltd.	6,141,377	2,833
Waterland Financial Holdings	8,185,000	2,732
Optimax Technology Corp.	2,014,220	2,706
Taiwan Glass Industrial Corp.	3,141,303	2,660
* Teco Electric & Machinery Co., Ltd.	8,630,000	2,632
EVA Airways Corp.	6,185,737	2,587
Zyxel Communications Corp.	1,665,986	2,572
Chunghwa Telecom Co., Ltd. ADR	134,765	2,509
China Airlines	5,371,848	2,457
* Compeq Manufacturing Co., Ltd.	4,951,750	2,422
Wan Hai Lines Ltd.	3,532,791	2,353
Gigabyte Technology Co., Ltd.	2,700,626	2,351
Cheng Shin Rubber Industry Co., Ltd.	2,935,416	2,294
Eternal Chemical Co., Ltd.	2,334,610	2,256
U-Ming Marine Transport Corp.	2,221,600	2,180
Kinpo Electronics, Inc.	5,270,782	2,151
Yuen Foong Yu Paper Manufacturing Co., Ltd.	6,227,478	2,146
* Cathay Construction Corp.	4,689,779	2,130
Taiwan Secom Corp., Ltd.	1,372,412	2,118
Taiwan Cement Corp.	2,747,789	2,049
Giant Manufacturing Co., Ltd.	1,015,270	1,988
Yieh Phui Enterprise	5,523,923	1,954
Phoenixtec Power Co., Ltd.	1,822,430	1,952
Micro-Star International Co., Ltd.	3,044,394	1,914
Nien Made Enterprise Co., Ltd.	1,478,118	1,883
Formosa Taffeta Co., Ltd.	3,430,616	1,879
* Elitegroup Computer Systerm Co., Ltd.	2,501,445	1,777
Oriental Union Chemical Corp.	2,507,191	1,653
* Accton Technology Corp.	2,899,116	1,648
^ Advanced Semiconductor Engineering Inc. ADR	319,185	1,449
Shihlin Electric & Engineering Corp.	1,760,000	1,378
Nien Hsing Textile Co. Ltd.	1,892,000	1,300
^ Siliconware Precision Industries Co. ADR	169,775	1,275
Taiwan Styrene Monomer Corp.	2,523,288	1,261
* Systex Corp.	3,956,752	1,240
* EVA Airways Corp. Rights Exp. 3/10/06	476,142	22

		1,279,682

Thailand (2.1%)
PTT Public Co., Ltd. (Foreign)	4,387,872	29,534
PTT Exploration & Production Public Co. Ltd. (Foreign)	1,369,226	20,121
Bangkok Bank Public Co. Ltd. (Foreign)	4,920,272	15,678
Advanced Info Service Public Co. Ltd. (Foreign)	4,625,340	12,239
Kasikornbank Public Co. Ltd. (Foreign)	6,115,936	11,301
Siam Cement Public Co. Ltd. (Foreign)	1,578,240	10,947
Shin Corp. Public Co. Ltd. (Foreign)	7,380,119	9,148
Siam Commercial Bank Public Co. Ltd. (Foreign)	4,138,791	6,326
Bangkok Bank Public Co. Ltd. (Local)	1,561,844	4,576
Krung Thai Bank Public Co. Ltd. (Foreign)	14,576,230	4,531
Siam Cement Public Co. Ltd. Non-Voting Depository Receipts	670,190	4,233
Kasikornbank Public Co., Ltd. (Local)	2,377,600	4,120
* PTT Chemical PCL (Foreign)	1,423,338	3,181
Siam City Cement Public Co. Ltd. (Foreign)	329,306	3,164
Airports of Thailand Public Co. Ltd. (Foreign)	2,238,000	2,961
Thai Airways International Public Co. Ltd.	2,673,600	2,765
Land and Houses Public Co. Ltd. (Foreign)	10,766,600	2,741
* True Corp. Public Co. Ltd. (Foreign)	8,728,300	2,579
Banpu Public Co. Ltd. (Foreign)	683,311	2,440
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	15,684,112	2,317
Hana Microelectronics Public Co. Ltd. (Foreign)	2,891,600	2,061
Land and Houses Public Co. Ltd. (Local)	7,791,400	1,911
BEC World Public Co. Ltd. (Foreign)	4,744,130	1,621
Italian-Thai Development Public Co. Ltd. (Foreign)	7,039,718	1,573
Ratchaburi Electricity Generating Holding Public Co. Ltd.	1,497,500	1,568
C.P. 7-Eleven Public Co. Ltd. (Foreign)	8,226,000	1,437
National Finance & Securities Public Co. Ltd. (Foreign)	3,384,830	1,313
Bangkok Expressway Public Co. Ltd. (Foreign)	1,829,100	1,109
Electricity Generating Public Co. Ltd. (Foreign)	465,648	1,048
Kiatnakin Finance Public Co. Ltd. (Foreign)	1,116,800	1,004
Siam Makro Public Co. Ltd. (Foreign)	496,100	930
Delta Electronics (Thailand) Public Co. Ltd. (Foreign)	1,844,050	857
Sino Thai Engineering & Construction PCL (Foreign)	2,576,700	827
The Aromatics (Thailand) PLC (Foreign)	1,195,400	822
Sahaviriya Steel Industries Public Co., Ltd.	28,067,500	808
Precious Shipping Public Co. Ltd. (Foreign)	1,062,754	737
Kim Eng Securities Thailand Public Co. Ltd. (Foreign)	1,030,100	734
Thai Union Frozen Products Public Co., Ltd. (Foreign)	896,150	720
Bangkok Bank Public Co. Ltd. Non-Voting Depository	242,300	710
TISCO Finance Public Co. Ltd. (Foreign)	874,013	639
* United Broadcasting Corp. Public Co. Ltd. (Foreign)	823,896	561
Thai Union Frozen Products Public Co. Ltd. (Local)	733,850	555
Electricity Generating Public Co. Ltd. (Local)	205,500	435
* ITV Public Co., Ltd. (Foreign)	1,536,600	434
GMM Grammy Public Co. Ltd. Non-Voting Depository Receipts	1,191,500	377
Tisco Bank Public Co., Ltd. (Local)	490,200	352
PTT Public Co., Ltd. (Local)	26,900	181
Siam Cement Public Co. Ltd. (Local)	24,200	153
Sino Thai Engineering & Construction PCL (Local)	431,200	138
PTT Exploration and Production Public Co. Ltd. (Local)	8,600	127
Advanced Info Service Public Co., Ltd. (Local)	28,500	75
Electricity Generating Public Co. Ltd. Non-Voting Depository Receip	30,600	65
Siam Commercial Bank Public Co. Ltd. (Local)	41,700	64
Hana Microelectronics Public Co. Ltd. (Local)	70,900	50
Kiatnakin Finance Public Co. Ltd.	56,100	50
Krung Thai Bank Public Co. Ltd. (Local)	161,100	50
Shin Corp. Public Co. Ltd. (Local)	40,400	50
Ratchaburi Electricity Generating Holding Public Co. Ltd.	47,800	50
^ True Corporation Public Company Limited Warrants Exp. 4/3/10	1,020,789	0

		181,098

Turkey (2.6%)
Turkiye Is Bankasi A.S. C Shares	3,625,356	32,709
Akbank T.A.S	3,314,338	28,654
* Turkiye Garanti Bankasi A.S	4,971,507	22,853
Turkcell Iletisim Hizmetleri A.S	1,951,659	13,369
* Turkiye Vakiflar Bankasi TAO	2,018,589	12,511
Haci Omer Sabanci Holding A.S	1,578,256	12,101
Anadolu Efes Biracilik ve Malt Sanayii A.S	297,118	10,145
* Yapi ve Kredi Bankasi A.S	1,781,089	9,850
Tupras-Turkiye Petrol Rafinerileri A.S	461,110	9,581
Eregli Demir ve Celik Fabrikalari A.S	1,026,649	7,096
KOC Holding A.S	1,209,993	6,648
* Dogan Sirketler Grubu Holding A.S	1,356,525	5,366
* Dogan Yayin Holding A.S	1,064,238	4,978
Arcelik A.S	523,395	4,872
Hurriyet Azteccilik ve Matbaacillik A.S	982,950	4,075
Migros Turk A.S	361,075	3,963
Ford Otomotiv Sanayi A.S	368,606	3,396
Aksigorta A.S	320,517	3,043
Turk Sise ve Cam Fabrikalari A.S	782,526	3,037
* Petkim Petrokimya Holding A.S	430,379	2,508
Tofas Turk Otomobil Fabrikasi A.S	660,203	2,082
Is Gayrimenkul Yatirim Ortakligi A.S	786,623	2,009
Trakya Cam Sanayii A.S	419,274	1,722
* Vestel Elektronik Sanayi ve Ticaret A.S	417,736	1,650
Akcansa Cimento A.S	216,974	1,631
Cimsa Cemento Sanayi ve Ticaret A.S	193,650	1,618
* Turk Hava Yollari Anonim Ortakligi	233,631	1,452
Aygaz A.S	346,060	1,451
Adana Cimento Sanayii T.A.S	165,954	1,445
Ulker Gida Sanayi ve Ticaret A.S	375,486	1,412
Dogus Otomotiv Servis ve Ticaret A.S	199,114	1,289
* Alarko Holdings A.S	24,851	1,048
Ihlas Holding A.S	1,557,569	998
* Tansas Perakende Magazacilik Ticaret A.S	502,528	991
Aksa Akrilik Kimya Sanayii A.S	63,822	584
* Ak Enerji Elektrik Uretimi Otoproduktor Gruba A.S	86,023	366

		222,503

United States (0.1%)
Southern Peru Copper Corp.	136,385	11,879

Total Common Stocks
(Cost $5,433,568)		8,542,651

Temporary Cash Investment (0.6%)

** Vanguard Market Liquidity Fund, 4.405%
(Cost $47,640)	47,639,877	47,640

Total Investments (100.1%)
Cost ($5,481,208)		8,590,291

Other Assets and Liabilities--Net (-0.1%)		(9,605)

Net Assets (100%)		8,580,686

*Non-income-producing security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ^Part of security position is on loan to broker/dealers. 1Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the value of this security represented 0.6% of net assets.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchage (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its new asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2006, the cost of investment securities for tax purposes was $5,482,773,000. Net unrealized appreciation of investment securities for tax purposes was $3,107,518,000, consisting of unrealized gains of $3,207,309,000 on securities that had risen in value since their purchase and $99,791,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Swap Contracts: The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund’s equity investment in Taiwan to 15.2%. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.3%, respectively, of net assets.

At January 31, 2006, the fund had the following open swap contracts with Morgan Stanley & Co. International Limited as counterparty:

Country/Referenced Stock	Termination Date	Notional Amount ($000)	Floating Interest Rate Received (Paid)(1)	Market Value ($000)	Unrealized Appreciation (Depreciation) ($000)

Taiwan
Siliconware Precision Industries Co.	8/14/2006	3,040	(0.98%)	4,229	1,190
Chunghwa Picture Tubes, Ltd.	8/14/2006	4,009	(0.48)	2,801	(1,208)
HannStar Display Corp.	8/14/2006	2,994	0.52	1,883	(1,111)
Taiwan Cement Corp.	11/20/2006	1,224	(0.73)	1,495	271
Taiwan Cement Corp.	11/20/2006	1,478	(0.73)	1,846	368
Lite-On Technology Corp.	11/27/2006	4,747	(1.98)	6,192	1,444
AU Optronics Corp.	11/28/2006	4,951	(0.98)	6,100	1,149

					2,103

1 Based on one-month London InterBank Offer-Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. If the spread is greater than LIBOR, the result is net interest received by the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.